First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 3.1%
19,823	Ducommun, Inc. (a)	$492,602
9,389	National Presto Industries, Inc.	664,835
36,325	Park Aerospace Corp.	457,695
21,446	Vectrus, Inc. (a)	888,079
		2,503,211

	Air Freight & Logistics — 1.1%
50,866	Echo Global Logistics, Inc. (a)	868,791

	Auto Components — 0.0%
27,931	Shiloh Industries, Inc. (a)	34,914

	Banks — 22.6%
15,194	1st Constitution Bancorp	201,321
6,936	Bank7 Corp.	55,072
28,982	Bar Harbor Bankshares	500,809
22,905	Baycom Corp. (a)	276,005
22,269	Business First Bancshares, Inc.	300,631
9,036	Cambridge Bancorp	469,872
15,698	Capital Bancorp, Inc. (a)	196,539
9,316	CB Financial Services, Inc.	179,892
29,544	Civista Bancshares, Inc.	441,978
26,624	CNB Financial Corp.	502,395
14,431	Coastal Financial Corp. (a)	151,670
26,189	Equity Bancshares, Inc., Class A (a)	451,760
29,814	Financial Institutions, Inc.	540,826
31,263	First Bank	216,965
28,876	First Community Bankshares, Inc.	672,811
13,004	First Community Corp.	204,423
25,556	First Financial Corp.	861,748
13,230	First Financial Northwest, Inc.	132,829
72,397	First Foundation, Inc.	739,897
15,793	First Internet Bancorp	259,321
24,536	First Mid Bancshares, Inc.	582,485
11,923	First United Corp.	170,380
52,473	Flushing Financial Corp.	701,039
24,960	Franklin Financial Network, Inc.	508,934
41,896	Independent Bank Corp.	539,202
8,343	Level One Bancorp, Inc.	150,174
30,444	Mercantile Bank Corp.	644,499
13,334	Metropolitan Bank Holding Corp. (a)	359,085
38,444	Midland States Bancorp, Inc.	672,386
20,177	MidWestOne Financial Group, Inc.	422,506
16,706	Nicolet Bankshares, Inc. (a)	911,813
12,187	Northrim BanCorp, Inc.	329,049
50,154	Old Second Bancorp, Inc.	346,564
18,326	Parke Bancorp, Inc.	247,218
29,814	Peapack Gladstone Financial Corp.	535,161
35,085	Peoples Bancorp, Inc.	777,133
27,669	QCR Holdings, Inc.	749,000
13,666	SB One Bancorp	232,322
26,221	Sierra Bancorp	460,965
26,084	SmartFinancial, Inc.	396,738
13,061	Southern First Bancshares, Inc. (a)	370,541

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
34,250	Southern National Bancorp of Virginia, Inc.	$337,020
29,589	Spirit of Texas Bancshares, Inc. (a)	305,950
		18,106,928

	Beverages — 0.4%
21,401	Craft Brew Alliance, Inc. (a)	318,875

	Biotechnology — 3.8%
29,177	Cyclerion Therapeutics, Inc. (a)	77,319
34,698	Gritstone Oncology, Inc. (a) (b)	201,943
11,267	Hookipa Pharma, Inc. (a)	92,953
1,508	Immunic, Inc. (a)	9,003
44,886	Kodiak Sciences, Inc. (a)	2,141,062
11,962	LogicBio Therapeutics, Inc. (a) (b)	59,092
405,624	Palatin Technologies, Inc. (a) (b)	171,822
27,875	PhaseBio Pharmaceuticals, Inc. (a) (b)	92,266
25,977	TCR2 Therapeutics, Inc. (a)	201,062
		3,046,522

	Building Products — 1.3%
34,101	Insteel Industries, Inc.	451,838
61,800	Quanex Building Products Corp.	622,944
		1,074,782

	Capital Markets — 2.0%
5,801	Diamond Hill Investment Group, Inc.	523,482
17,513	Oppenheimer Holdings, Inc., Class A	346,057
27,989	Victory Capital Holdings, Inc., Class A (b)	457,900
14,701	Westwood Holdings Group, Inc.	269,175
		1,596,614

	Chemicals — 1.7%
49,505	American Vanguard Corp.	715,842
48,097	FutureFuel Corp.	542,053
93,061	Rayonier Advanced Materials, Inc.	98,645
		1,356,540

	Commercial Services & Supplies — 3.1%
48,645	Ennis, Inc.	913,553
22,467	Heritage-Crystal Clean, Inc. (a)	364,864
68,437	Kimball International, Inc., Class B	815,085
59,233	Quad/Graphics, Inc.	149,267
16,149	VSE Corp.	264,682
		2,507,451

	Communications Equipment — 0.4%
63,585	CalAmp Corp. (a)	286,133

	Construction & Engineering — 4.7%
34,415	Ameresco, Inc., Class A (a)	586,087

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Construction & Engineering (Continued)
24,472	Argan, Inc.	$845,997
60,748	Construction Partners, Inc., Class A (a)	1,026,034
31,024	MYR Group, Inc. (a)	812,519
48,559	Sterling Construction Co., Inc. (a)	461,310
		3,731,947

	Consumer Finance — 1.0%
25,516	Curo Group Holdings Corp.	135,235
97,960	EZCORP, Inc., Class A (a)	408,493
17,331	Regional Management Corp. (a)	236,741
		780,469

	Containers & Packaging — 0.9%
66,195	Myers Industries, Inc.	711,596

	Distributors — 0.3%
11,240	Weyco Group, Inc.	226,711

	Diversified Consumer Services — 1.6%
28,694	American Public Education, Inc. (a)	686,647
30,230	Carriage Services, Inc.	488,215
56,405	Zovio, Inc. (a)	93,068
		1,267,930

	Electrical Equipment — 0.3%
4,947	Preformed Line Products Co.	246,509

	Electronic Equipment, Instruments & Components — 1.2%
45,323	Kimball Electronics, Inc. (a)	494,927
23,290	Vishay Precision Group, Inc. (a)	467,663
		962,590

	Energy Equipment & Services — 0.9%
61,374	Covia Holdings Corp. (a) (b)	35,069
60,957	FTS International, Inc. (a)	13,593
39,150	KLX Energy Services Holdings, Inc. (a)	27,405
24,332	Mammoth Energy Services, Inc.	18,220
293,829	NexTier Oilfield Solutions, Inc. (a)	343,780
58,979	Solaris Oilfield Infrastructure, Inc., Class A	309,640
36,474	US Well Services, Inc. (a)	10,942
		758,649

	Entertainment — 0.5%
42,340	Sciplay Corp., Class A (a)	403,289

	Equity Real Estate Investment Trusts — 0.4%
55,771	Braemar Hotels & Resorts, Inc.	94,811

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
18,718	BRT Apartments Corp.	$191,859
		286,670

	Food & Staples Retailing — 2.5%
61,222	HF Foods Group, Inc. (a) (b)	513,653
26,421	Ingles Markets, Inc., Class A	955,383
14,651	Natural Grocers by Vitamin Cottage, Inc.	124,680
15,607	Village Super Market, Inc., Class A	383,620
		1,977,336

	Food Products — 1.0%
54,327	Landec Corp. (a)	472,102
28,485	Limoneira Co.	373,153
		845,255

	Health Care Equipment & Supplies — 1.2%
12,015	FONAR Corp. (a)	175,659
79,651	Meridian Bioscience, Inc. (a)	669,069
11,044	Soliton, Inc. (a) (b)	89,456
		934,184

	Hotels, Restaurants & Leisure — 1.6%
114,695	BBX Capital Corp.	264,945
30,962	Chuy’s Holdings, Inc. (a)	311,787
60,078	Del Taco Restaurants, Inc. (a)	206,068
15,412	RCI Hospitality Holdings, Inc.	153,658
50,579	Ruth’s Hospitality Group, Inc.	337,868
		1,274,326

	Household Durables — 2.1%
45,587	Ethan Allen Interiors, Inc.	465,899
44,223	Green Brick Partners, Inc. (a)	355,995
9,716	Hamilton Beach Brands Holding Co., Class A	92,399
22,059	Hooker Furniture Corp.	344,341
11,059	Legacy Housing Corp. (a)	102,296
24,348	Turtle Beach Corp. (a) (b)	151,932
54,204	ZAGG, Inc. (a)	168,574
		1,681,436

	Household Products — 0.6%
18,277	Central Garden & Pet Co. (a)	502,618

	Insurance — 3.8%
20,625	Benefytt Technologies, Inc. (a) (b)	461,794
18,282	FedNat Holding Co.	209,878
2,639	Investors Title Co.	337,792
32,946	Palomar Holdings, Inc. (a)	1,916,139
5,934	Watford Holdings Ltd. (a)	86,933
		3,012,536

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Interactive Media & Services — 0.2%
89,395	DHI Group, Inc. (a)	$193,093

	Internet & Direct Marketing Retail — 0.3%
21,893	Duluth Holdings, Inc., Class B (a) (b)	87,791
30,165	Lands’ End, Inc. (a)	161,081
		248,872

	IT Services — 2.3%
50,143	Hackett Group (The), Inc.	637,819
96,509	Unisys Corp. (a)	1,191,886
		1,829,705

	Leisure Products — 2.5%
11,035	Johnson Outdoors, Inc., Class A	691,895
38,137	Malibu Boats, Inc., Class A (a)	1,097,964
35,134	MasterCraft Boat Holdings, Inc. (a)	256,478
		2,046,337

	Machinery — 2.4%
28,124	Blue Bird Corp. (a)	307,395
11,854	Hurco Cos., Inc.	344,952
32,655	Lydall, Inc. (a)	210,951
16,064	Park-Ohio Holdings Corp.	304,252
57,600	Spartan Motors, Inc.	743,616
		1,911,166

	Media — 0.1%
98,060	Lee Enterprises, Inc. (a)	96,393

	Metals & Mining — 1.3%
17,009	Olympic Steel, Inc.	176,043
29,574	Ryerson Holding Corp. (a)	157,334
161,673	SunCoke Energy, Inc.	622,441
16,378	Universal Stainless & Alloy Products, Inc. (a)	126,274
		1,082,092

	Mortgage Real Estate Investment Trusts — 0.9%
29,283	Cherry Hill Mortgage Investment Corp.	181,555
42,760	Dynex Capital, Inc.	446,414
15,080	Ellington Residential Mortgage REIT	79,924
		707,893

	Oil, Gas & Consumable Fuels — 4.8%
52,292	Brigham Minerals, Inc., Class A	432,455
48,267	CONSOL Energy, Inc. (a)	178,105
918,198	Denbury Resources, Inc. (a)	169,499
62,983	Green Plains, Inc.	305,468
270,844	Gulfport Energy Corp. (a)	120,444
40,587	Hallador Energy Co.	38,513

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
111,754	Overseas Shipholding Group, Inc., Class A (a)	$253,682
72,613	Renewable Energy Group, Inc. (a)	1,490,745
10,438	REX American Resources Corp. (a)	485,471
103,488	Unit Corp. (a)	26,907
95,753	VAALCO Energy, Inc. (a)	86,369
173,044	W&T Offshore, Inc. (a)	294,175
		3,881,833

	Pharmaceuticals — 2.9%
205,485	Amneal Pharmaceuticals, Inc. (a)	715,088
20,243	Eton Pharmaceuticals, Inc. (a) (b)	82,996
10,086	Kaleido Biosciences, Inc. (a) (b)	62,029
156,714	Mallinckrodt PLC (a) (b)	310,294
25,897	Osmotica Pharmaceuticals PLC (a)	82,353
37,808	Phibro Animal Health Corp., Class A	913,819
14,155	Urovant Sciences Ltd. (a) (b)	130,509
		2,297,088

	Professional Services — 2.1%
13,968	Barrett Business Services, Inc.	553,691
17,177	BG Staffing, Inc.	128,484
56,103	Resources Connection, Inc.	615,450
18,557	Willdan Group, Inc. (a)	396,563
		1,694,188

	Real Estate Management & Development — 0.2%
16,958	Altisource Portfolio Solutions S.A. (a) (b)	130,068

	Road & Rail — 0.6%
23,122	Covenant Transportation Group, Inc., Class A (a)	200,468
3,541	PAM Transportation Services, Inc. (a)	108,886
14,743	Universal Logistics Holdings, Inc.	193,133
		502,487

	Semiconductors & Semiconductor Equipment — 4.4%
60,418	Axcelis Technologies, Inc. (a)	1,106,254
66,709	AXT, Inc. (a)	214,136
76,904	Cohu, Inc.	952,071
125,227	Photronics, Inc. (a)	1,284,829
		3,557,290

	Software — 1.0%
55,061	American Software, Inc., Class A	782,417

	Specialty Retail — 4.8%
11,502	America’s Car-Mart, Inc. (a)	648,138
221,056	Chico’s FAS, Inc.	285,162
19,311	Citi Trends, Inc.	171,868

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail (Continued)
31,196	Container Store Group, (The), Inc. (a)	$73,623
125,357	Express, Inc. (a) (b)	186,782
33,712	Haverty Furniture Cos., Inc.	400,836
32,854	Hibbett Sports, Inc. (a)	359,258
100,341	Party City Holdco, Inc. (a)	45,986
45,008	RTW RetailWinds, Inc. (a)	9,456
16,662	Shoe Carnival, Inc. (b)	346,070
74,922	Sportsman’s Warehouse Holdings, Inc. (a)	461,519
41,093	Tilly’s, Inc., Class A	169,714
37,991	Zumiez, Inc. (a)	658,004
		3,816,416

	Technology Hardware, Storage & Peripherals — 0.4%
59,252	Immersion Corp. (a)	317,591

	Textiles, Apparel & Luxury Goods — 0.3%
12,783	Rocky Brands, Inc.	247,351

	Thrifts & Mortgage Finance — 3.6%
70,075	First Defiance Financial Corp.	1,032,906
7,717	FS Bancorp, Inc.	277,812
12,619	Home Bancorp, Inc.	308,156
28,194	Luther Burbank Corp.	258,539
22,533	OP Bancorp	168,096
8,092	Rhinebeck Bancorp, Inc. (a)	51,546
28,067	Sterling Bancorp, Inc.	120,688
48,061	Waterstone Financial, Inc.	698,807
		2,916,550

	Tobacco — 0.1%
15,541	Pyxus International, Inc. (a) (b)	48,333

	Water Utilities — 0.7%
14,723	Artesian Resources Corp., Class A	550,346

	Total Common Stocks — 100.0%	80,162,321
	(Cost $128,543,233)

	Money Market Funds — 3.9%
3,102,875	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.24% (c) (d)	3,102,875
	(Cost $3,102,875)

	Total Investments — 103.9%	83,265,196
	(Cost $131,646,108) (e)
	Net Other Assets and Liabilities — (3.9)%	(3,117,571)
	Net Assets — 100.0%	$80,147,625

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,769,748 and the total value of the collateral held by the Fund is $3,102,875.
(c)	Rate shown reflects yield as of March 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,231,997 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $50,612,909. The net unrealized depreciation was $48,380,912.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$80,162,321	$—	$—
Money Market Funds	3,102,875	—	—
Total Investments	$83,265,196	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.4%
	Air Freight & Logistics — 2.5%
321,768	United Parcel Service, Inc., Class B	$30,059,567

	Auto Components — 0.2%
31,895	Autoliv, Inc.	1,467,489
207,890	Goodyear Tire & Rubber (The) Co.	1,209,920
		2,677,409

	Automobiles — 3.0%
3,960,244	Ford Motor Co.	19,127,978
735,094	General Motors Co.	15,275,253
100,319	Harley-Davidson, Inc.	1,899,039
		36,302,270

	Banks — 8.6%
101,589	Comerica, Inc.	2,980,621
185,900	F.N.B. Corp.	1,370,083
61,122	First Financial Bancorp	911,329
178,001	First Horizon National Corp.	1,434,688
72,770	Hope Bancorp, Inc.	598,169
678,742	Huntington Bancshares, Inc.	5,572,472
101,811	Investors Bancorp, Inc.	813,470
595,024	KeyCorp	6,170,399
114,092	PacWest Bancorp	2,044,529
7,179	Park National Corp.	557,377
252,477	People’s United Financial, Inc.	2,789,871
559,508	Regions Financial Corp.	5,018,787
77,782	Synovus Financial Corp.	1,365,852
162,278	Umpqua Holdings Corp.	1,768,830
61,621	United Bankshares, Inc.	1,422,213
227,375	Valley National Bancorp	1,662,111
2,391,097	Wells Fargo & Co.	68,624,484
		105,105,285

	Biotechnology — 4.8%
774,677	AbbVie, Inc.	59,022,641

	Capital Markets — 0.4%
65,907	Artisan Partners Asset Management, Inc., Class A	1,416,341
413,571	Invesco Ltd.	3,755,225
		5,171,566

	Chemicals — 1.2%
75,563	Eastman Chemical Co.	3,519,725
20,080	Kronos Worldwide, Inc.	169,475
199,677	LyondellBasell Industries N.V., Class A	9,909,969
117,200	Olin Corp.	1,367,724
		14,966,893

	Containers & Packaging — 1.1%
16,685	Greif, Inc., Class A	518,737
249,416	International Paper Co.	7,764,320

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging (Continued)
182,888	WestRock Co.	$5,168,415
		13,451,472

	Diversified Consumer Services — 0.1%
106,549	H&R Block, Inc.	1,500,210

	Diversified Telecommunication Services — 17.0%
3,913,723	AT&T, Inc.	114,085,025
1,743,312	Verizon Communications, Inc.	93,668,154
		207,753,179

	Electric Utilities — 5.5%
303,045	Duke Energy Corp.	24,510,280
153,079	Edison International	8,387,198
407,884	PPL Corp.	10,066,577
447,057	Southern (The) Co.	24,203,666
		67,167,721

	Electrical Equipment — 0.9%
139,163	Eaton Corp. PLC	10,811,573

	Food Products — 1.8%
70,967	Bunge Ltd.	2,911,776
46,861	Campbell Soup Co.	2,163,104
224,071	General Mills, Inc.	11,824,227
92,034	Kellogg Co.	5,521,119
		22,420,226

	Health Care Providers & Services — 2.6%
115,699	Cardinal Health, Inc.	5,546,610
424,412	CVS Health Corp.	25,180,364
42,891	Patterson Cos., Inc.	655,803
		31,382,777

	Hotels, Restaurants & Leisure — 1.4%
26,414	Brinker International, Inc.	317,232
368,351	Carnival Corp.	4,851,183
205,125	Extended Stay America, Inc.	1,499,464
214,039	Las Vegas Sands Corp.	9,090,236
57,507	Wyndham Destinations, Inc.	1,247,902
		17,006,017

	Household Durables — 0.6%
61,392	Leggett & Platt, Inc.	1,637,938
19,464	M.D.C. Holdings, Inc.	451,565
257,221	Newell Brands, Inc.	3,415,895
27,461	Whirlpool Corp.	2,356,154
		7,861,552

	Insurance — 0.7%
17,511	Mercury General Corp.	713,048
103,300	MetLife, Inc.	3,157,881

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
40,260	Principal Financial Group, Inc.	$1,261,748
76,278	Prudential Financial, Inc.	3,977,135
		9,109,812

	IT Services — 4.5%
486,492	International Business Machines Corp.	53,966,557
38,591	Western Union (The) Co.	699,655
		54,666,212

	Media — 0.3%
219,600	Interpublic Group of Cos. (The), Inc.	3,555,324
42,963	Meredith Corp.	525,008
		4,080,332

	Metals & Mining — 0.3%
43,159	Southern Copper Corp.	1,215,357
97,807	Steel Dynamics, Inc.	2,204,570
		3,419,927

	Multiline Retail — 0.4%
147,495	Kohl’s Corp.	2,151,952
491,699	Macy’s, Inc.	2,414,242
65,985	Nordstrom, Inc.	1,012,210
		5,578,404

	Multi-Utilities — 2.7%
329,909	CenterPoint Energy, Inc.	5,097,094
392,025	Dominion Energy, Inc.	28,300,285
		33,397,379

	Oil, Gas & Consumable Fuels — 22.0%
113,961	Apache Corp.	476,357
1,111,678	Chevron Corp.	80,552,188
3,130,090	Exxon Mobil Corp.	118,849,517
480,392	Marathon Petroleum Corp.	11,346,859
2,392,395	Occidental Petroleum Corp.	27,703,934
92,819	PBF Energy, Inc., Class A	657,159
290,079	Phillips 66	15,562,738
295,826	Valero Energy Corp.	13,418,668
		268,567,420

	Paper & Forest Products — 0.1%
41,883	Domtar Corp.	906,348

	Personal Products — 0.1%
198,643	Coty, Inc., Class A	1,024,998

	Professional Services — 0.1%
55,378	Nielsen Holdings PLC	694,440

	Road & Rail — 0.1%
37,833	Ryder System, Inc.	1,000,305

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.1%
209,653	Broadcom, Inc.	$49,708,726

	Specialty Retail — 0.3%
46,234	Abercrombie & Fitch Co., Class A	420,267
49,715	Designer Brands, Inc., Class A	247,581
64,985	Foot Locker, Inc.	1,432,919
188,156	Gap (The), Inc.	1,324,618
17,635	Guess?, Inc.	119,389
		3,544,774

	Technology Hardware, Storage & Peripherals — 1.0%
132,608	Seagate Technology PLC	6,471,271
131,781	Western Digital Corp.	5,484,725
		11,955,996

	Textiles, Apparel & Luxury Goods — 0.4%
213,404	Hanesbrands, Inc.	1,679,489
212,025	Tapestry, Inc.	2,745,724
		4,425,213

	Thrifts & Mortgage Finance — 0.1%
62,729	Northwest Bancshares, Inc.	725,774
33,939	Provident Financial Services, Inc.	436,456
		1,162,230

	Tobacco — 10.3%
1,550,707	Altria Group, Inc.	59,965,840
912,054	Philip Morris International, Inc.	66,543,460
		126,509,300

	Trading Companies & Distributors — 0.2%
12,665	Watsco, Inc.	2,001,450

	Total Investments — 99.4%	1,214,413,624
	(Cost $1,641,278,154) (a)
	Net Other Assets and Liabilities — 0.6%	7,190,339
	Net Assets — 100.0%	$1,221,603,963

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,931,665 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $445,796,195. The net unrealized depreciation was $426,864,530.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,214,413,624	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 0.2%
60,865	Parsons Corp. (a)	$1,945,245

	Automobiles — 3.0%
55,657	Tesla, Inc. (a)	29,164,268

	Beverages — 1.6%
638,000	Keurig Dr Pepper, Inc.	15,484,260

	Biotechnology — 5.7%
89,018	Alector, Inc. (a)	2,148,004
56,924	Apellis Pharmaceuticals, Inc. (a)	1,524,994
78,930	Biogen, Inc. (a)	24,971,874
286,499	Gilead Sciences, Inc.	21,418,665
29,489	Karuna Therapeutics, Inc. (a)	2,123,208
24,947	Principia Biopharma, Inc. (a)	1,481,353
54,783	Viela Bio, Inc. (a) (b)	2,081,754
		55,749,852

	Capital Markets — 1.4%
43,767	Assetmark Financial Holdings, Inc. (a)	892,409
302,301	Tradeweb Markets, Inc., Class A	12,708,734
		13,601,143

	Chemicals — 1.8%
707,954	Corteva, Inc.	16,636,919
113,936	Valvoline, Inc.	1,491,422
		18,128,341

	Construction & Engineering — 0.2%
54,731	Arcosa, Inc.	2,175,010

	Diversified Consumer Services — 0.2%
64,495	frontdoor, Inc. (a)	2,243,136

	Diversified Financial Services — 0.4%
280,624	Equitable Holdings, Inc.	4,055,017

	Diversified Telecommunication Services — 3.4%
625,138	Verizon Communications, Inc.	33,588,665

	Electric Utilities — 0.8%
137,038	Evergy, Inc.	7,543,942

	Electronic Equipment, Instruments & Components — 1.7%
194,734	Keysight Technologies, Inc. (a)	16,295,341

	Entertainment — 2.4%
72,539	Roku, Inc. (a)	6,345,712
139,305	Spotify Technology S.A. (a)	16,917,199
		23,262,911

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 1.3%
121,020	Americold Realty Trust	$4,119,521
54,167	Safehold, Inc.	3,424,979
283,330	VICI Properties, Inc.	4,714,611
		12,259,111

	Food & Staples Retailing — 3.0%
155,609	BJ’s Wholesale Club Holdings, Inc. (a)	3,963,361
121,092	Grocery Outlet Holding Corp. (a)	4,158,299
726,055	Kroger (The) Co.	21,868,777
		29,990,437

	Food Products — 5.0%
365,673	General Mills, Inc.	19,296,564
118,889	Hershey (The) Co.	15,752,793
88,328	Lamb Weston Holdings, Inc.	5,043,529
165,527	Tyson Foods, Inc., Class A	9,579,047
		49,671,933

	Health Care Equipment & Supplies — 2.6%
461,670	Alcon, Inc. (a)	23,462,069
30,382	iRhythm Technologies, Inc. (a)	2,471,576
		25,933,645

	Health Care Providers & Services — 0.4%
170,094	1Life Healthcare, Inc. (a)	3,087,206
51,294	Progyny, Inc. (a) (b)	1,086,920
		4,174,126

	Health Care Technology — 0.4%
18,236	Inspire Medical Systems, Inc. (a)	1,099,266
107,107	Livongo Health, Inc. (a) (b)	3,055,763
		4,155,029

	Household Durables — 0.3%
37,961	TopBuild Corp. (a)	2,719,526

	Household Products — 0.6%
190,178	Reynolds Consumer Products, Inc.	5,547,492

	Insurance — 0.4%
63,541	Brighthouse Financial, Inc. (a)	1,535,786
25,198	Kinsale Capital Group, Inc.	2,633,947
		4,169,733

	Interactive Media & Services — 1.9%
858,650	Snap, Inc., Class A (a)	10,209,349
354,729	Twitter, Inc. (a)	8,712,144
		18,921,493

	Internet & Direct Marketing Retail — 1.7%
361,491	Chewy, Inc., Class A (a)	13,552,297

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
89,140	Etsy, Inc. (a)	$3,426,542
		16,978,839

	IT Services — 14.6%
151,150	Black Knight, Inc. (a)	8,775,769
372,629	Fidelity National Information Services, Inc.	45,326,592
230,954	Fiserv, Inc. (a)	21,938,320
92,787	Okta, Inc. (a)	11,344,139
567,337	PayPal Holdings, Inc. (a)	54,316,844
145,883	Switch, Inc., Class A	2,105,092
		143,806,756

	Leisure Products — 0.1%
52,471	YETI Holdings, Inc. (a)	1,024,234

	Life Sciences Tools & Services — 7.7%
346,380	Avantor, Inc. (a)	4,326,286
49,099	Medpace Holdings, Inc. (a)	3,602,885
241,132	Thermo Fisher Scientific, Inc.	68,385,035
		76,314,206

	Media — 2.6%
270,105	Altice USA, Inc., Class A (a)	6,020,640
5,710	Cable One, Inc.	9,387,297
2,001,509	Sirius XM Holdings, Inc. (b)	9,887,455
		25,295,392

	Multi-Utilities — 2.0%
170,435	Sempra Energy	19,257,451

	Pharmaceuticals — 10.6%
29,456	Arvinas, Inc. (a)	1,187,077
511,836	Bristol-Myers Squibb Co.	28,529,738
108,418	Eli Lilly & Co.	15,039,745
35,199	MyoKardia, Inc. (a)	1,650,129
20,205	Reata Pharmaceuticals, Inc., Class A (a)	2,916,390
1,429,603	Takeda Pharmaceutical Co., Ltd., ADR	21,701,373
287,146	Zoetis, Inc.	33,794,213
		104,818,665

	Professional Services — 1.4%
100,903	IHS Markit Ltd.	6,054,180
114,149	TransUnion	7,554,381
		13,608,561

	Real Estate Management & Development — 0.1%
84,454	Redfin Corp. (a)	1,302,281

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail — 5.1%
240,947	Schneider National, Inc., Class B	$4,659,915
1,628,434	Uber Technologies, Inc. (a)	45,465,877
		50,125,792

	Semiconductors & Semiconductor Equipment — 0.9%
405,506	Marvell Technology Group Ltd.	9,176,601

	Software — 12.6%
38,723	Appfolio, Inc., Class A (a)	4,296,317
51,002	Appian Corp. (a) (b)	2,051,810
47,165	Avalara, Inc. (a)	3,518,509
81,999	Bill.Com Holdings, Inc. (a) (b)	2,804,366
63,823	Blackline, Inc. (a)	3,357,728
87,492	Ceridian HCM Holding, Inc. (a)	4,380,724
325,523	Cloudera, Inc. (a)	2,561,866
228,718	Cloudflare, Inc., Class A (a)	5,370,299
57,859	Coupa Software, Inc. (a)	8,084,638
128,518	Crowdstrike Holdings, Inc., Class A (a)	7,155,882
207,832	DocuSign, Inc. (a)	19,203,677
318,314	Dynatrace, Inc. (a)	7,588,606
38,802	Everbridge, Inc. (a)	4,126,981
362,993	NortonLifeLock, Inc.	6,791,599
52,664	RingCentral, Inc., Class A (a)	11,160,028
293,911	Slack Technologies, Inc., Class A (a)	7,888,571
88,784	Smartsheet, Inc., Class A (a)	3,685,424
188,251	SolarWinds Corp. (a) (b)	2,949,893
123,813	SVMK, Inc. (a)	1,672,714
27,554	Trade Desk (The), Inc., Class A (a)	5,317,922
70,936	Zoom Video Communications, Inc., Class A (a)	10,365,168
		124,332,722

	Specialty Retail — 1.5%
39,839	Burlington Stores, Inc. (a)	6,312,888
91,757	Carvana Co. (a)	5,054,893
61,416	Floor & Decor Holdings, Inc., Class A (a)	1,970,839
90,925	National Vision Holdings, Inc. (a)	1,765,764
		15,104,384

	Technology Hardware, Storage & Peripherals — 0.1%
126,815	Hewlett Packard Enterprise Co.	1,231,374

	Textiles, Apparel & Luxury Goods — 0.3%
241,314	Levi Strauss & Co., Class A (b)	2,999,533

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 100.0%	$986,156,447
	(Cost $957,420,177)

	Money Market Funds — 1.4%
13,537,876	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.24% (c) (d)	13,537,876
	(Cost $13,537,876)

	Total Investments — 101.4%	999,694,323
	(Cost $970,958,053) (e)
	Net Other Assets and Liabilities — (1.4)%	(13,723,008)
	Net Assets — 100.0%	$985,971,315

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $12,883,868 and the total value of the collateral held by the Fund is $13,537,876.
(c)	Rate shown reflects yield as of March 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $81,452,331 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $52,716,061. The net unrealized appreciation was $28,736,270.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$986,156,447	$—	$—
Money Market Funds	13,537,876	—	—
Total Investments	$999,694,323	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Biotechnology — 80.3%
1,306,694	ACADIA Pharmaceuticals, Inc. (a)	$55,207,821
1,073,292	Agios Pharmaceuticals, Inc. (a)	38,080,400
500,799	Alexion Pharmaceuticals, Inc. (a)	44,966,742
2,949,236	Alkermes PLC (a)	42,527,983
477,375	Alnylam Pharmaceuticals, Inc. (a)	51,962,269
234,783	Amgen, Inc.	47,597,558
198,946	Biogen, Inc. (a)	62,942,535
642,769	BioMarin Pharmaceutical, Inc. (a)	54,313,980
578,920	Bluebird Bio, Inc. (a)	26,607,163
644,147	Exact Sciences Corp. (a)	37,360,526
2,862,846	Exelixis, Inc. (a)	49,298,208
1,279,586	FibroGen, Inc. (a)	44,465,614
900,994	Gilead Sciences, Inc.	67,358,311
2,400,187	Grifols S.A., ADR	48,339,766
704,811	Incyte Corp. (a)	51,613,310
534,801	Intercept Pharmaceuticals, Inc. (a)	33,671,071
943,718	Ionis Pharmaceuticals, Inc. (a)	44,618,987
542,162	Neurocrine Biosciences, Inc. (a)	46,924,121
147,033	Regeneron Pharmaceuticals, Inc. (a)	71,794,744
443,840	Sarepta Therapeutics, Inc. (a)	43,416,429
520,559	Seattle Genetics, Inc. (a)	60,062,097
946,481	Ultragenyx Pharmaceutical, Inc. (a)	42,052,151
609,231	United Therapeutics Corp. (a)	57,770,330
240,749	Vertex Pharmaceuticals, Inc. (a)	57,286,225
		1,180,238,341

	Life Sciences Tools & Services — 16.7%
257,286	Bio-Techne Corp.	48,786,571
355,153	Charles River Laboratories International, Inc. (a)	44,823,860
174,601	Illumina, Inc. (a)	47,687,025
351,484	IQVIA Holdings, Inc. (a)	37,911,064
1,586,483	QIAGEN N.V. (a)	65,997,693
		245,206,213

	Pharmaceuticals — 3.0%
2,524,235	Nektar Therapeutics (a)	45,057,595

	Total Investments — 100.0%	1,470,502,149
	(Cost $1,803,091,988) (b)
	Net Other Assets and Liabilities — (0.0)%	(650,003)
	Net Assets — 100.0%	$1,469,852,146

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $91,850,632 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $424,440,471. The net unrealized depreciation was $332,589,839.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,470,502,149	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.3%
	Capital Markets — 3.9%
3,705,459	E*TRADE Financial Corp.	$127,171,353
3,818,415	TD Ameritrade Holding Corp.	132,346,264
		259,517,617

	Communications Equipment — 11.8%
714,468	Arista Networks, Inc. (a)	144,715,494
2,811,240	Ciena Corp. (a)	111,915,464
8,512,897	Cisco Systems, Inc.	334,641,981
9,370,829	CommScope Holding Co., Inc. (a)	85,368,252
5,739,283	Juniper Networks, Inc.	109,849,877
		786,491,068

	Diversified Telecommunication Services — 1.3%
11,532,301	Vonage Holdings Corp. (a)	83,378,536

	Entertainment — 5.3%
950,102	Netflix, Inc. (a)	356,763,301

	Health Care Technology — 2.7%
1,169,705	Veeva Systems, Inc., Class A (a)	182,906,771

	Interactive Media & Services — 21.3%
234,245	Alphabet, Inc., Class A (a)	272,180,978
233,668	Alphabet, Inc., Class C (a)	271,711,487
2,807,327	Facebook, Inc., Class A (a)	468,262,144
4,930,910	Pinterest, Inc., Class A (a)	76,133,250
12,949,443	Snap, Inc., Class A (a)	153,968,877
7,231,741	Twitter, Inc. (a)	177,611,559
		1,419,868,295

	Internet & Direct Marketing Retail — 17.0%
297,401	Amazon.com, Inc. (a)	579,848,678
5,809,687	eBay, Inc.	174,639,191
2,399,047	Etsy, Inc. (a)	92,219,367
2,344,596	Expedia Group, Inc.	131,930,417
63,918,661	Groupon, Inc. (a)	62,653,071
2,273,950	GrubHub, Inc. (a)	92,617,983
		1,133,908,707

	IT Services — 13.8%
1,582,070	Akamai Technologies, Inc. (a)	144,743,585
2,716,629	GoDaddy, Inc., Class A (a)	155,146,682
1,330,658	Okta, Inc. (a)	162,686,247
2,958,226	PayPal Holdings, Inc. (a)	283,220,557
966,865	VeriSign, Inc. (a)	174,122,718
		919,919,789

	Software — 23.2%
3,768,259	2U, Inc. (a)	79,962,456
4,499,617	8x8, Inc. (a)	62,364,692
6,207,874	Box, Inc., Class A (a)	87,158,551

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
1,155,571	Citrix Systems, Inc.	$163,571,075
2,373,564	Cornerstone OnDemand, Inc. (a)	75,360,657
1,648,679	DocuSign, Inc. (a)	152,337,939
5,110,573	Dropbox, Inc., Class A (a)	92,501,371
863,710	HubSpot, Inc. (a)	115,037,535
1,201,880	J2 Global, Inc.	89,960,718
1,110,922	LogMeIn, Inc.	92,517,584
1,788,958	New Relic, Inc. (a)	82,721,418
5,622,736	Pluralsight, Inc., Class A (a)	61,737,641
2,121,562	salesforce.com, Inc. (a)	305,462,497
2,199,588	Smartsheet, Inc., Class A (a)	91,304,898
		1,551,999,032

	Total Investments — 100.3%	6,694,753,116
	(Cost $6,831,533,067) (b)
	Net Other Assets and Liabilities — (0.3)%	(16,773,599)
	Net Assets — 100.0%	$6,677,979,517

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $867,642,000 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,004,421,951. The net unrealized depreciation was $136,779,951.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,694,753,116	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 4.0%
189,745	Lockheed Martin Corp.	$64,314,068
212,531	Northrop Grumman Corp.	64,301,254
		128,615,322

	Air Freight & Logistics — 2.2%
1,051,285	Expeditors International of Washington, Inc.	70,141,735

	Airlines — 1.6%
1,468,128	Southwest Airlines Co.	52,280,038

	Beverages — 6.2%
1,418,339	Coca-Cola (The) Co.	62,761,501
1,199,854	Monster Beverage Corp. (a)	67,503,786
571,709	PepsiCo, Inc.	68,662,251
		198,927,538

	Biotechnology — 2.1%
334,434	Amgen, Inc.	67,799,805

	Capital Markets — 9.3%
313,488	Moody’s Corp.	66,302,712
738,343	Northern Trust Corp.	55,715,363
838,893	Raymond James Financial, Inc.	53,018,038
272,114	S&P Global, Inc.	66,681,536
610,619	T. Rowe Price Group, Inc.	59,626,945
		301,344,594

	Chemicals — 3.7%
340,777	Air Products and Chemicals, Inc.	68,022,497
628,549	PPG Industries, Inc.	52,546,696
		120,569,193

	Commercial Services & Supplies — 1.9%
674,965	Waste Management, Inc.	62,474,760

	Electrical Equipment — 1.5%
1,038,308	Emerson Electric Co.	49,475,376

	Equity Real Estate Investment Trusts — 2.3%
346,002	American Tower Corp.	75,341,936

	Food & Staples Retailing — 4.8%
265,089	Costco Wholesale Corp.	75,584,827
702,533	Walmart, Inc.	79,821,799
		155,406,626

	Food Products — 2.3%
1,464,140	Mondelez International, Inc., Class A	73,324,131

	Health Care Equipment & Supplies — 2.0%
380,621	Stryker Corp.	63,369,590

Shares	Description	Value
	Common Stocks (Continued)

	Industrial Conglomerates — 1.8%
440,786	Honeywell International, Inc.	$58,972,759

	Insurance — 5.6%
1,707,058	Fidelity National Financial, Inc.	42,471,603
707,487	Marsh & McLennan Cos., Inc.	61,169,326
1,058,462	Progressive (The) Corp.	78,156,834
		181,797,763

	Interactive Media & Services — 3.9%
54,589	Alphabet, Inc., Class A (a)	63,429,688
54,559	Alphabet, Inc., Class C (a)	63,441,751
		126,871,439

	Internet & Direct Marketing Retail — 2.6%
43,287	Amazon.com, Inc. (a)	84,397,530

	IT Services — 11.1%
386,071	Accenture PLC, Class A	63,029,951
456,626	Automatic Data Processing, Inc.	62,411,642
1,286,614	Cognizant Technology Solutions Corp., Class A	59,788,953
260,480	FleetCor Technologies, Inc. (a)	48,589,939
249,542	Mastercard, Inc., Class A	60,279,365
394,530	Visa, Inc., Class A	63,566,674
		357,666,524

	Life Sciences Tools & Services — 2.0%
896,143	Agilent Technologies, Inc.	64,181,762

	Metals & Mining — 2.6%
1,857,439	Newmont Corp.	84,104,838

	Oil, Gas & Consumable Fuels — 1.3%
781,722	Phillips 66	41,939,385

	Pharmaceuticals — 13.0%
1,210,456	Bristol-Myers Squibb Co.	67,470,817
578,590	Eli Lilly & Co.	80,262,005
541,409	Johnson & Johnson	70,994,962
887,778	Merck & Co., Inc.	68,305,639
1,993,598	Pfizer, Inc.	65,071,039
576,226	Zoetis, Inc.	67,816,038
		419,920,500

	Road & Rail — 1.9%
1,057,081	CSX Corp.	60,570,741

	Software — 4.5%
483,295	Microsoft Corp.	76,220,454

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
1,464,917	Oracle Corp.	$70,799,439
		147,019,893

	Specialty Retail — 3.7%
686,267	Ross Stores, Inc.	59,684,641
1,288,478	TJX (The) Cos., Inc.	61,602,133
		121,286,774

	Textiles, Apparel & Luxury Goods — 2.0%
772,598	NIKE, Inc., Class B	63,924,759

	Total Investments — 99.9%	3,231,725,311
	(Cost $3,613,429,637) (b)
	Net Other Assets and Liabilities — 0.1%	1,699,532
	Net Assets — 100.0%	$3,233,424,843

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $93,623,045 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $475,327,371. The net unrealized depreciation was $381,704,326.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,231,725,311	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.7%
	Aerospace & Defense — 2.1%
314,325	General Dynamics Corp.	$41,588,341
121,055	Lockheed Martin Corp.	41,031,592
290,059	Raytheon Co.	38,041,238
447,072	United Technologies Corp.	42,172,302
		162,833,473

	Air Freight & Logistics — 0.9%
529,823	C.H. Robinson Worldwide, Inc.	35,074,283
364,587	United Parcel Service, Inc., Class B	34,059,717
		69,134,000

	Automobiles — 0.5%
301,595	Toyota Motor Corp., ADR	36,176,320

	Banks — 5.6%
707,350	Bank of Hawaii Corp.	39,074,014
865,607	Bank of Montreal	43,505,408
1,041,883	Bank of Nova Scotia (The)	42,300,450
720,132	Canadian Imperial Bank of Commerce	41,746,052
423,974	JPMorgan Chase & Co.	38,170,379
380,344	M&T Bank Corp.	39,338,980
447,174	Park National Corp.	34,718,589
415,512	PNC Financial Services Group (The), Inc.	39,772,809
675,405	Royal Bank of Canada	41,571,178
990,454	Toronto-Dominion (The) Bank	41,985,345
1,158,221	U.S. Bancorp	39,900,713
		442,083,917

	Beverages — 2.5%
801,600	Anheuser-Busch InBev S.A./N.V., ADR	35,366,592
892,091	Coca-Cola (The) Co.	39,475,027
317,234	Constellation Brands, Inc., Class A	45,478,666
326,595	Diageo PLC, ADR	41,516,756
318,566	PepsiCo, Inc.	38,259,777
		200,096,818

	Biotechnology — 0.5%
180,209	Amgen, Inc.	36,533,771

	Capital Markets — 2.5%
1,218,862	Bank of New York Mellon (The) Corp.	41,051,272
102,337	BlackRock, Inc.	45,025,210
2,189,980	Franklin Resources, Inc.	36,550,766
248,253	Goldman Sachs Group (The), Inc.	38,377,431
392,262	T. Rowe Price Group, Inc.	38,304,385
		199,309,064

	Chemicals — 2.9%
189,578	Air Products and Chemicals, Inc.	37,841,664

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals (Continued)
1,260,624	Dow, Inc.	$36,860,646
1,177,351	DuPont de Nemours, Inc.	40,147,669
355,382	International Flavors & Fragrances, Inc.	36,277,394
462,241	PPG Industries, Inc.	38,643,348
831,629	Sensient Technologies Corp.	36,184,178
		225,954,899

	Communications Equipment — 0.5%
968,395	Cisco Systems, Inc.	38,067,607

	Consumer Finance — 0.6%
1,257,389	Discover Financial Services	44,851,066

	Containers & Packaging — 1.1%
425,486	Avery Dennison Corp.	43,344,259
883,606	Sonoco Products Co.	40,955,138
		84,299,397

	Distributors — 0.6%
666,294	Genuine Parts Co.	44,861,575

	Diversified Financial Services — 0.6%
3,215,805	Equitable Holdings, Inc.	46,468,382

	Diversified Telecommunication Services — 1.9%
1,251,626	AT&T, Inc.	36,484,898
1,048,386	BCE, Inc.	42,837,052
2,447,499	TELUS Corp.	38,621,534
665,992	Verizon Communications, Inc.	35,783,750
		153,727,234

	Electric Utilities — 11.0%
641,403	ALLETE, Inc.	38,920,334
837,869	Alliant Energy Corp.	40,460,694
478,655	American Electric Power Co., Inc.	38,282,827
927,125	Avangrid, Inc.	40,589,533
522,321	Duke Energy Corp.	42,245,322
428,589	Entergy Corp.	40,274,508
745,925	Evergy, Inc.	41,063,171
538,434	Eversource Energy	42,110,923
1,117,641	Exelon Corp.	41,140,365
1,009,546	FirstEnergy Corp.	40,452,508
1,152,212	Fortis, Inc.	44,417,773
976,003	Hawaiian Electric Industries, Inc.	42,016,929
450,711	IDACORP, Inc.	39,567,919
184,434	NextEra Energy, Inc.	44,378,509
1,415,624	OGE Energy Corp.	43,502,126
906,069	Otter Tail Corp.	40,283,828
532,616	Pinnacle West Capital Corp.	40,366,967
843,561	Portland General Electric Co.	40,440,314
1,802,455	PPL Corp.	44,484,589
775,070	Southern (The) Co.	41,962,290

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
670,122	Xcel Energy, Inc.	$40,408,357
		867,369,786

	Electrical Equipment — 2.7%
2,256,342	ABB Ltd., ADR	38,944,463
580,006	Eaton Corp. PLC	45,060,666
879,927	Emerson Electric Co.	41,928,522
386,424	Hubbell, Inc.	44,338,290
277,652	Rockwell Automation, Inc.	41,900,463
		212,172,404

	Electronic Equipment, Instruments & Components — 0.5%
612,893	TE Connectivity Ltd.	38,600,001

	Equity Real Estate Investment Trusts — 5.6%
276,751	AvalonBay Communities, Inc.	40,729,445
497,889	Camden Property Trust	39,452,724
652,009	Equity Residential	40,235,475
502,581	Federal Realty Investment Trust	37,497,568
395,753	Mid-America Apartment Communities, Inc.	40,774,432
528,752	Prologis, Inc.	42,495,798
208,619	Public Storage	41,433,820
773,138	Realty Income Corp.	38,548,661
668,039	Simon Property Group, Inc.	36,648,619
1,636,060	Washington Real Estate Investment Trust	39,052,752
763,973	WP Carey, Inc.	44,371,552
		441,240,846

	Food & Staples Retailing — 1.0%
923,844	Sysco Corp.	42,155,002
768,314	Walgreens Boots Alliance, Inc.	35,150,365
		77,305,367

	Food Products — 3.4%
1,143,173	Archer-Daniels-Midland Co.	40,216,826
780,486	Campbell Soup Co.	36,027,234
708,689	General Mills, Inc.	37,397,519
300,697	Hershey (The) Co.	39,842,352
349,791	J.M. Smucker (The) Co.	38,826,801
625,580	Kellogg Co.	37,528,544
799,115	Mondelez International, Inc., Class A	40,019,679
		269,858,955

	Gas Utilities — 3.6%
416,217	Atmos Energy Corp.	41,301,213
1,237,330	New Jersey Resources Corp.	42,032,100
649,091	Northwest Natural Holding Co.	40,081,369
495,500	ONE Gas, Inc.	41,433,710

Shares	Description	Value
	Common Stocks (Continued)
	Gas Utilities (Continued)
1,665,357	South Jersey Industries, Inc.	$41,633,925
556,037	Spire, Inc.	41,413,636
1,461,926	UGI Corp.	38,989,566
		286,885,519

	Health Care Equipment & Supplies — 0.5%
459,503	Medtronic PLC	41,437,981

	Health Care Providers & Services — 0.9%
631,116	CVS Health Corp.	37,444,112
445,913	Quest Diagnostics, Inc.	35,806,814
		73,250,926

	Hotels, Restaurants & Leisure — 2.0%
417,536	Cracker Barrel Old Country Store, Inc.	34,747,346
244,398	McDonald’s Corp.	40,411,209
592,502	Starbucks Corp.	38,951,082
592,836	Yum! Brands, Inc.	40,627,051
		154,736,688

	Household Durables — 0.5%
526,588	Garmin Ltd.	39,473,036

	Household Products — 1.4%
554,093	Colgate-Palmolive Co.	36,769,611
298,250	Kimberly-Clark Corp.	38,137,228
342,943	Procter & Gamble (The) Co.	37,723,730
		112,630,569

	Industrial Conglomerates — 1.0%
284,268	3M Co.	38,805,425
322,616	Honeywell International, Inc.	43,162,794
		81,968,219

	Insurance — 9.2%
1,304,300	Aflac, Inc.	44,659,232
457,561	Allstate (The) Corp.	41,972,071
687,448	American Financial Group, Inc.	48,176,356
970,669	Argo Group International Holdings Ltd.	35,972,993
491,093	Arthur J. Gallagher & Co.	40,028,990
359,578	Assurant, Inc.	37,428,474
939,626	Axis Capital Holdings Ltd.	36,316,545
355,717	Chubb Ltd.	39,730,032
501,752	Cincinnati Financial Corp.	37,857,188
1,232,344	CNA Financial Corp.	38,251,958
194,857	Everest Re Group Ltd.	37,494,384
1,568,731	Fidelity National Financial, Inc.	39,030,027
964,801	First American Financial Corp.	40,917,210

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
400,452	Hanover Insurance Group (The), Inc.	$36,272,942
1,091,091	Hartford Financial Services Group (The), Inc.	38,450,047
584,900	Reinsurance Group of America, Inc.	49,213,486
1,372,151	Sun Life Financial, Inc.	44,032,326
379,206	Travelers (The) Cos., Inc.	37,674,116
		723,478,377

	IT Services — 2.6%
726,358	Amdocs Ltd.	39,927,899
307,207	Automatic Data Processing, Inc.	41,989,053
4,705,994	Infosys Ltd., ADR	38,636,211
353,562	International Business Machines Corp.	39,220,632
664,950	Paychex, Inc.	41,838,654
		201,612,449

	Machinery — 4.3%
364,783	Caterpillar, Inc.	42,329,419
326,071	Cummins, Inc.	44,123,928
301,509	Deere & Co.	41,656,484
512,664	Dover Corp.	43,033,016
283,741	Illinois Tool Works, Inc.	40,325,271
343,507	Parker-Hannifin Corp.	44,563,163
350,600	Snap-on, Inc.	38,152,292
465,198	Stanley Black & Decker, Inc.	46,519,800
		340,703,373

	Media — 2.0%
980,565	Comcast Corp., Class A	33,711,825
693,727	Omnicom Group, Inc.	38,085,612
2,741,944	Shaw Communications, Inc., Class B	44,419,493
1,179,443	WPP PLC, ADR	39,829,790
		156,046,720

	Multi-Utilities — 6.8%
545,966	Ameren Corp.	39,762,704
1,014,118	Avista Corp.	43,089,874
655,203	Black Hills Corp.	41,952,648
690,708	CMS Energy Corp.	40,579,095
512,712	Consolidated Edison, Inc.	39,991,536
564,167	Dominion Energy, Inc.	40,727,216
436,227	DTE Energy Co.	41,428,478
1,901,663	MDU Resources Group, Inc.	40,885,755
1,606,243	NiSource, Inc.	40,107,888
684,780	NorthWestern Corp.	40,970,387
909,032	Public Service Enterprise Group, Inc.	40,824,627
358,672	Sempra Energy	40,526,349

Shares	Description	Value
	Common Stocks (Continued)
	Multi-Utilities (Continued)
472,646	WEC Energy Group, Inc.	$41,654,292
		532,500,849

	Oil, Gas & Consumable Fuels — 2.7%
617,995	Chevron Corp.	44,779,918
1,065,405	Exxon Mobil Corp.	40,453,428
796,097	Phillips 66	42,710,604
1,339,241	Royal Dutch Shell PLC, Class B, ADR	43,739,611
1,163,434	TOTAL S.A., ADR	43,326,282
		215,009,843

	Personal Products — 0.5%
750,921	Unilever PLC, ADR	37,974,075

	Pharmaceuticals — 4.0%
722,114	Bristol-Myers Squibb Co.	40,250,634
1,052,004	GlaxoSmithKline PLC, ADR	39,860,432
301,485	Johnson & Johnson	39,533,728
504,623	Merck & Co., Inc.	38,825,694
474,118	Novartis AG, ADR	39,091,029
664,671	Novo Nordisk A/S, ADR	40,013,194
1,176,075	Pfizer, Inc.	38,387,088
868,712	Sanofi, ADR	37,980,089
		313,941,888

	Professional Services — 1.0%
980,601	Robert Half International, Inc.	37,017,688
635,199	Thomson Reuters Corp.	43,104,604
		80,122,292

	Road & Rail — 1.5%
494,551	Canadian National Railway Co.	38,391,994
281,871	Norfolk Southern Corp.	41,153,166
293,814	Union Pacific Corp.	41,439,527
		120,984,687

	Semiconductors & Semiconductor Equipment — 1.8%
393,444	Analog Devices, Inc.	35,272,255
675,799	Intel Corp.	36,574,242
740,305	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,379,176
340,380	Texas Instruments, Inc.	34,014,173
		141,239,846

	Specialty Retail — 1.0%
206,318	Home Depot (The), Inc.	38,521,634
494,220	Lowe’s Cos., Inc.	42,527,631
		81,049,265

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.4%
1,657,085	Canon, Inc., ADR	$35,859,319

	Thrifts & Mortgage Finance — 1.0%
3,288,148	Capitol Federal Financial, Inc.	38,175,398
3,297,873	Northwest Bancshares, Inc.	38,156,391
		76,331,789

	Tobacco — 0.5%
1,067,760	Altria Group, Inc.	41,290,279

	Trading Companies & Distributors — 2.0%
1,189,016	Fastenal Co.	37,156,750
717,476	MSC Industrial Direct Co., Inc., Class A	39,439,656
159,946	W.W. Grainger, Inc.	39,746,581
242,063	Watsco, Inc.	38,253,216
		154,596,203

	Water Utilities — 0.5%
1,026,230	Essential Utilities, Inc.	41,767,561

	Wireless Telecommunication Services — 1.0%
961,071	China Mobile Ltd., ADR	36,203,544
1,033,828	Rogers Communications, Inc., Class B	42,934,877
		79,138,421

	Total Investments — 99.7%	7,854,975,056
	(Cost $9,079,048,934) (a)
	Net Other Assets and Liabilities — 0.3%	22,815,677
	Net Assets — 100.0%	$7,877,790,733

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $156,304,276 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,380,378,154. The net unrealized depreciation was $1,224,073,878.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,854,975,056	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 2.3%
883	Lockheed Martin Corp.	$299,293
1,285	Teledyne Technologies, Inc. (a)	381,992
		681,285

	Banks — 0.9%
3,238	First Republic Bank	266,423

	Beverages — 1.0%
6,325	Coca-Cola (The) Co.	279,881

	Biotechnology — 1.0%
1,175	Vertex Pharmaceuticals, Inc. (a)	279,591

	Building Products — 3.0%
2,807	Allegion PLC	258,300
7,827	Gibraltar Industries, Inc. (a)	335,935
4,835	Simpson Manufacturing Co., Inc.	299,673
		893,908

	Capital Markets — 3.9%
726	BlackRock, Inc.	319,418
4,922	Houlihan Lokey, Inc.	256,535
1,439	Moody’s Corp.	304,348
2,810	T. Rowe Price Group, Inc.	274,397
		1,154,698

	Chemicals — 4.0%
1,344	Air Products and Chemicals, Inc.	268,276
3,212	PPG Industries, Inc.	268,523
4,874	RPM International, Inc.	290,003
752	Sherwin-Williams (The) Co.	345,559
		1,172,361

	Commercial Services & Supplies — 1.2%
4,947	Copart, Inc. (a)	338,968

	Communications Equipment — 3.7%
22,245	AudioCodes Ltd.	531,433
1,907	Motorola Solutions, Inc.	253,478
2,103	Ubiquiti, Inc.	297,743
		1,082,654

	Containers & Packaging — 1.0%
3,016	Avery Dennison Corp.	307,240

	Distributors — 0.9%
1,403	Pool Corp.	276,068

	Diversified Telecommunication Services — 1.2%
6,495	Verizon Communications, Inc.	348,976

	Electric Utilities — 4.1%
6,092	Alliant Energy Corp.	294,183
4,124	MGE Energy, Inc.	269,998
1,308	NextEra Energy, Inc.	314,731

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
7,123	Portland General Electric Co.	$341,477
		1,220,389
	Electronic Equipment, Instruments & Components — 0.9%
1,474	Zebra Technologies Corp., Class A (a)	270,626

	Equity Real Estate Investment Trusts — 4.0%
2,067	Alexandria Real Estate Equities, Inc.	283,303
486	Equinix, Inc.	303,541
2,760	Mid-America Apartment Communities, Inc.	284,363
1,102	SBA Communications Corp.	297,507
		1,168,714

	Food & Staples Retailing — 1.2%
1,290	Costco Wholesale Corp.	367,818

	Food Products — 2.9%
13,399	Darling Ingredients, Inc. (a)	256,859
2,700	Hershey (The) Co.	357,750
3,963	Lamb Weston Holdings, Inc.	226,287
		840,896

	Health Care Equipment & Supplies — 3.7%
3,362	Medtronic PLC	303,185
2,180	ResMed, Inc.	321,092
2,975	West Pharmaceutical Services, Inc.	452,944
		1,077,221

	Health Care Providers & Services — 4.1%
768	Chemed Corp.	332,698
4,675	Encompass Health Corp.	299,340
3,161	Quest Diagnostics, Inc.	253,828
1,333	UnitedHealth Group, Inc.	332,424
		1,218,290

	Household Durables — 3.7%
6,126	D.R. Horton, Inc.	208,284
1,931	Helen of Troy Ltd. (a)	278,122
8,094	Lennar Corp., Class A	309,191
13,391	PulteGroup, Inc.	298,887
		1,094,484

	Household Products — 2.3%
2,115	Kimberly-Clark Corp.	270,445
3,758	Procter & Gamble (The) Co.	413,380
		683,825

	Insurance — 3.2%
10,022	Arch Capital Group Ltd. (a)	285,226
10,066	Brown & Brown, Inc.	364,591

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
8,787	Sun Life Financial, Inc.	$281,975
		931,792
	Interactive Media & Services — 0.9%
225	Alphabet, Inc., Class C (a)	261,632

	IT Services — 7.2%
5,625	Amdocs Ltd.	309,206
4,410	Black Knight, Inc. (a)	256,045
1,314	CACI International, Inc., Class A (a)	277,451
3,378	Fiserv, Inc. (a)	320,876
3,354	Leidos Holdings, Inc.	307,394
3,676	ManTech International Corp., Class A	267,135
26,853	Switch, Inc., Class A	387,489
		2,125,596

	Life Sciences Tools & Services — 2.2%
961	Bio-Rad Laboratories, Inc., Class A (a)	336,888
2,263	ICON PLC (a)	307,768
		644,656

	Media — 2.4%
266	Cable One, Inc.	437,307
622	Charter Communications, Inc., Class A (a)	271,385
		708,692

	Metals & Mining — 5.4%
16,805	Barrick Gold Corp.	307,868
4,201	Franco-Nevada Corp.	418,084
7,366	Newmont Corp.	333,532
17,779	Pan American Silver Corp.	254,773
10,244	Southern Copper Corp.	288,471
		1,602,728

	Multiline Retail — 0.9%
2,958	Target Corp.	275,005

	Multi-Utilities — 2.1%
4,897	Dominion Energy, Inc.	353,514
11,714	MDU Resources Group, Inc.	251,851
		605,365

	Oil, Gas & Consumable Fuels — 3.5%
9,065	Enbridge, Inc.	263,701
14,763	Par Pacific Holdings, Inc. (a)	104,817
5,689	Phillips 66 Partners, L.P. (b)	207,250
22,389	Suncor Energy, Inc.	353,746
33,656	WPX Energy, Inc. (a)	102,651
		1,032,165

Shares	Description	Value
	Common Stocks (Continued)

	Pharmaceuticals — 3.6%
8,325	GlaxoSmithKline PLC, ADR	$315,434
2,537	Johnson & Johnson	332,677
3,465	Zoetis, Inc.	407,796
		1,055,907

	Professional Services — 3.1%
5,658	IHS Markit Ltd.	339,480
12,178	Stantec, Inc.	311,270
3,814	TransUnion	252,410
		903,160

	Semiconductors & Semiconductor Equipment — 1.1%
6,849	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	327,314

	Software — 6.2%
1,036	Adobe, Inc. (a)	329,697
1,485	ANSYS, Inc. (a)	345,218
3,769	J2 Global, Inc.	282,110
2,653	Microsoft Corp.	418,404
1,571	Tyler Technologies, Inc. (a)	465,896
		1,841,325

	Specialty Retail — 1.9%
1,765	Burlington Stores, Inc. (a)	279,682
5,995	TJX (The) Cos., Inc.	286,621
		566,303

	Technology Hardware, Storage & Peripherals — 0.9%
1,059	Apple, Inc.	269,293

	Textiles, Apparel & Luxury Goods — 2.0%
1,504	Lululemon Athletica, Inc. (a)	285,083
3,783	NIKE, Inc., Class B	313,006
		598,089

	Trading Companies & Distributors — 1.0%
26,995	Univar Solutions, Inc. (a)	289,386

	Water Utilities — 1.2%
8,630	Essential Utilities, Inc.	351,241

	Total Investments — 99.8%	29,413,965
	(Cost $32,212,397) (c)
	Net Other Assets and Liabilities — 0.2%	63,959
	Net Assets — 100.0%	$29,477,924

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,188,338 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,986,770. The net unrealized depreciation was $2,798,432.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$29,413,965	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

The NYSE Arca Biotechnology IndexSM (the "Index") is a trademark of ICE Data Indices, LLC ("IDI") and is licensed for use by First Trust in connection with the Fund. The Fund is not sponsored or endorsed by IDI and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the results to be obtained by any person from the use of the Index in connection with the trading of the Fund. IDI and its third-party suppliers accept no liability in connection with the use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

NASDAQ® and the Capital Strength IndexSM are trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and the Value Line® 100 Index and the Value Line® Dividend Index (“Value Line Indexes”) are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Airlines — 0.9%
262,372	American Airlines Group, Inc. (a)	$3,198,315
85,355	United Airlines Holdings, Inc. (a) (b)	2,692,950
		5,891,265

	Automobiles — 1.5%
18,776	Tesla, Inc. (b)	9,838,624

	Beverages — 2.1%
119,138	Monster Beverage Corp. (b)	6,702,704
55,216	PepsiCo, Inc.	6,631,441
		13,334,145

	Biotechnology — 10.7%
69,388	Alexion Pharmaceuticals, Inc. (b)	6,230,349
31,332	Amgen, Inc.	6,351,936
25,295	Biogen, Inc. (b)	8,002,832
89,856	BioMarin Pharmaceutical, Inc. (b)	7,592,832
113,917	Gilead Sciences, Inc.	8,516,435
84,520	Incyte Corp. (b)	6,189,400
20,273	Regeneron Pharmaceuticals, Inc. (b)	9,899,103
64,928	Seattle Genetics, Inc. (b)	7,491,393
34,512	Vertex Pharmaceuticals, Inc. (b)	8,212,130
		68,486,410

	Commercial Services & Supplies — 1.7%
28,050	Cintas Corp.	4,858,821
83,980	Copart, Inc. (b)	5,754,310
		10,613,131

	Communications Equipment — 1.0%
160,491	Cisco Systems, Inc.	6,308,901

	Electric Utilities — 2.1%
167,554	Exelon Corp.	6,167,663
118,711	Xcel Energy, Inc.	7,158,273
		13,325,936

	Electronic Equipment, Instruments & Components — 0.8%
52,914	CDW Corp.	4,935,289

	Entertainment — 6.0%
128,594	Activision Blizzard, Inc.	7,648,771
70,572	Electronic Arts, Inc. (b)	7,069,197
24,954	NetEase, Inc., ADR	8,009,236
22,609	Netflix, Inc. (b)	8,489,679
61,608	Take-Two Interactive Software, Inc. (b)	7,307,325
		38,524,208

	Food & Staples Retailing — 2.1%
25,829	Costco Wholesale Corp.	7,364,623

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
130,421	Walgreens Boots Alliance, Inc.	$5,966,760
		13,331,383

	Food Products — 2.0%
236,355	Kraft Heinz (The) Co.	5,847,423
137,461	Mondelez International, Inc., Class A	6,884,047
		12,731,470

	Health Care Equipment & Supplies — 2.8%
27,913	Align Technology, Inc. (b)	4,855,466
29,117	IDEXX Laboratories, Inc. (b)	7,053,302
12,875	Intuitive Surgical, Inc. (b)	6,375,829
		18,284,597

	Health Care Technology — 1.0%
103,949	Cerner Corp.	6,547,747

	Hotels, Restaurants & Leisure — 1.5%
50,500	Marriott International, Inc., Class A	3,777,905
86,088	Starbucks Corp.	5,659,425
		9,437,330

	Insurance — 1.0%
37,048	Willis Towers Watson PLC	6,292,603

	Interactive Media & Services — 2.9%
2,808	Alphabet, Inc., Class A (b)	3,262,755
2,812	Alphabet, Inc., Class C (b)	3,269,822
59,733	Baidu, Inc., ADR (b)	6,020,489
36,915	Facebook, Inc., Class A (b)	6,157,422
		18,710,488

	Internet & Direct Marketing Retail — 6.8%
4,254	Amazon.com, Inc. (b)	8,294,109
3,765	Booking Holdings, Inc. (b)	5,065,130
210,427	eBay, Inc.	6,325,436
69,219	Expedia Group, Inc.	3,894,953
215,672	JD.com, Inc., ADR (b)	8,734,716
12,853	MercadoLibre, Inc. (b)	6,279,719
220,288	Trip.com Group Ltd., ADR (b)	5,165,753
		43,759,816

	IT Services — 5.8%
44,511	Automatic Data Processing, Inc.	6,083,764
120,458	Cognizant Technology Solutions Corp., Class A	5,597,683
65,272	Fiserv, Inc. (b)	6,200,187
89,038	Paychex, Inc.	5,602,271
70,026	PayPal Holdings, Inc. (b)	6,704,289

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
39,571	VeriSign, Inc. (b)	$7,126,342
		37,314,536
	Life Sciences Tools & Services — 1.0%
23,067	Illumina, Inc. (b)	6,300,059

	Machinery — 0.9%
94,991	PACCAR, Inc.	5,806,800

	Media — 4.4%
15,988	Charter Communications, Inc., Class A (b)	6,975,724
172,723	Comcast Corp., Class A	5,938,217
102,485	Fox Corp., Class A	2,421,721
105,171	Fox Corp., Class B	2,406,312
168,360	Liberty Global PLC, Class A (b)	2,779,624
175,885	Liberty Global PLC, Class C (b)	2,763,153
1,060,631	Sirius XM Holdings, Inc. (a)	5,239,517
		28,524,268

	Multiline Retail — 0.9%
80,963	Dollar Tree, Inc. (b)	5,948,352

	Professional Services — 2.3%
12,601	CoStar Group, Inc. (b)	7,399,433
50,878	Verisk Analytics, Inc.	7,091,376
		14,490,809

	Road & Rail — 0.9%
104,062	CSX Corp.	5,962,753

	Semiconductors & Semiconductor Equipment — 16.3%
172,488	Advanced Micro Devices, Inc. (b)	7,844,754
63,581	Analog Devices, Inc.	5,700,037
123,207	Applied Materials, Inc.	5,645,345
25,939	ASML Holding N.V.	6,786,680
23,872	Broadcom, Inc.	5,660,051
129,184	Intel Corp.	6,991,438
42,912	KLA Corp.	6,168,171
25,607	Lam Research Corp.	6,145,680
123,406	Maxim Integrated Products, Inc.	5,998,766
72,757	Microchip Technology, Inc.	4,932,924
138,310	Micron Technology, Inc. (b)	5,817,319
31,814	NVIDIA Corp.	8,386,170
59,661	NXP Semiconductors N.V.	4,947,687
85,711	QUALCOMM, Inc.	5,798,349
64,048	Skyworks Solutions, Inc.	5,724,610
59,056	Texas Instruments, Inc.	5,901,466
77,913	Xilinx, Inc.	6,072,539
		104,521,986

	Software — 12.1%
23,245	Adobe, Inc. (b)	7,397,489

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
29,427	ANSYS, Inc. (b)	$6,840,895
41,651	Autodesk, Inc. (b)	6,501,721
108,651	Cadence Design Systems, Inc. (b)	7,175,312
68,189	Check Point Software Technologies Ltd. (b)	6,855,722
68,570	Citrix Systems, Inc.	9,706,083
28,513	Intuit, Inc.	6,557,990
48,379	Microsoft Corp.	7,629,852
50,446	Splunk, Inc. (b)	6,367,799
54,443	Synopsys, Inc. (b)	7,011,714
45,558	Workday, Inc., Class A (b)	5,932,563
		77,977,140

	Specialty Retail — 2.5%
17,266	O’Reilly Automotive, Inc. (b)	5,197,929
66,088	Ross Stores, Inc.	5,747,673
30,405	Ulta Beauty, Inc. (b)	5,342,159
		16,287,761

	Technology Hardware, Storage & Peripherals — 2.7%
27,253	Apple, Inc.	6,930,165
122,755	NetApp, Inc.	5,117,656
124,617	Western Digital Corp.	5,186,560
		17,234,381

	Textiles, Apparel & Luxury Goods — 1.0%
33,073	Lululemon Athletica, Inc. (b)	6,268,987

	Trading Companies & Distributors — 1.0%
205,155	Fastenal Co.	6,411,094

	Wireless Telecommunication Services — 1.3%
98,389	T-Mobile US, Inc. (b)	8,254,837

	Total Common Stocks — 100.0%	641,657,106
	(Cost $682,660,559)

	Money Market Funds — 1.5%
9,348,531	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.24% (c) (d)	9,348,531
	(Cost $9,348,531)

	Total Investments — 101.5%	651,005,637
	(Cost $692,009,090) (e)
	Net Other Assets and Liabilities — (1.5)%	(9,312,863)
	Net Assets — 100.0%	$641,692,774

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $9,309,370 and the total value of the collateral held by the Fund is $9,348,531.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,961,973 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $91,965,426. The net unrealized depreciation was $41,003,453.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$641,657,106	$—	$—
Money Market Funds	9,348,531	—	—
Total Investments	$651,005,637	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Communications Equipment — 2.5%
1,249,898	Cisco Systems, Inc.	$49,133,490

	Electronic Equipment, Instruments & Components — 1.9%
412,091	CDW Corp.	38,435,728

	Entertainment — 3.1%
194,337	NetEase, Inc., ADR	62,374,403

	Health Care Technology — 2.5%
809,550	Cerner Corp.	50,993,554

	Interactive Media & Services — 7.3%
21,950	Alphabet, Inc., Class A (a)	25,504,803
21,976	Alphabet, Inc., Class C (a)	25,553,913
465,199	Baidu, Inc., ADR (a)	46,887,407
287,478	Facebook, Inc., Class A (a)	47,951,330
		145,897,453

	IT Services — 5.0%
938,117	Cognizant Technology Solutions Corp., Class A	43,594,297
308,173	VeriSign, Inc. (a)	55,498,876
		99,093,173

	Semiconductors & Semiconductor Equipment — 40.7%
1,343,323	Advanced Micro Devices, Inc. (a)	61,094,330
494,975	Analog Devices, Inc.	44,374,509
959,519	Applied Materials, Inc.	43,965,161
202,011	ASML Holding N.V.	52,854,158
185,920	Broadcom, Inc.	44,081,632
1,006,062	Intel Corp.	54,448,075
334,184	KLA Corp.	48,035,608
199,411	Lam Research Corp.	47,858,640
961,067	Maxim Integrated Products, Inc.	46,717,467
566,620	Microchip Technology, Inc.	38,416,836
1,077,151	Micron Technology, Inc. (a)	45,304,971
247,763	NVIDIA Corp.	65,310,327
464,465	NXP Semiconductors N.V.	38,518,082
667,505	QUALCOMM, Inc.	45,156,713
498,806	Skyworks Solutions, Inc.	44,583,280
459,931	Texas Instruments, Inc.	45,960,905
606,792	Xilinx, Inc.	47,293,369
		813,974,063

	Software — 30.3%
181,031	Adobe, Inc. (a)	57,611,305
229,087	ANSYS, Inc. (a)	53,255,855
324,372	Autodesk, Inc. (a)	50,634,469
846,166	Cadence Design Systems, Inc. (a)	55,880,803
531,054	Check Point Software Technologies Ltd. (a)	53,392,169

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
534,010	Citrix Systems, Inc.	$75,589,115
222,047	Intuit, Inc.	51,070,810
376,770	Microsoft Corp.	59,420,397
392,868	Splunk, Inc. (a)	49,591,728
423,994	Synopsys, Inc. (a)	54,606,187
354,791	Workday, Inc., Class A (a)	46,200,884
		607,253,722

	Technology Hardware, Storage & Peripherals — 6.7%
212,236	Apple, Inc.	53,969,493
955,494	NetApp, Inc.	39,834,545
970,512	Western Digital Corp.	40,392,709
		134,196,747

	Total Investments — 100.0%	2,001,352,333
	(Cost $1,921,305,076) (b)
	Net Other Assets and Liabilities — (0.0)%	(275,891)
	Net Assets — 100.0%	$2,001,076,442

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $236,550,049 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $156,502,792. The net unrealized appreciation was $80,047,257.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,001,352,333	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Airlines — 1.5%
58,856	American Airlines Group, Inc. (b)	$717,455
19,144	United Airlines Holdings, Inc. (b) (c)	603,993
		1,321,448

	Automobiles — 2.6%
4,214	Tesla, Inc. (c)	2,208,136

	Beverages — 3.5%
26,739	Monster Beverage Corp. (c)	1,504,336
12,393	PepsiCo, Inc.	1,488,399
		2,992,735

	Biotechnology — 17.8%
15,573	Alexion Pharmaceuticals, Inc. (c)	1,398,300
7,032	Amgen, Inc.	1,425,597
5,677	Biogen, Inc. (c)	1,796,089
20,167	BioMarin Pharmaceutical, Inc. (c)	1,704,111
25,567	Gilead Sciences, Inc.	1,911,389
18,970	Incyte Corp. (c)	1,389,173
4,550	Regeneron Pharmaceuticals, Inc. (c)	2,221,720
14,572	Seattle Genetics, Inc. (c)	1,681,317
7,745	Vertex Pharmaceuticals, Inc. (c)	1,842,923
		15,370,619

	Commercial Services & Supplies — 2.8%
6,295	Cintas Corp.	1,090,420
18,840	Copart, Inc. (c)	1,290,917
		2,381,337

	Electric Utilities — 3.5%
37,606	Exelon Corp.	1,384,277
26,643	Xcel Energy, Inc.	1,606,573
		2,990,850

	Entertainment — 7.9%
28,861	Activision Blizzard, Inc.	1,716,652
15,833	Electronic Arts, Inc. (c)	1,585,992
5,073	Netflix, Inc. (c)	1,904,912
13,827	Take-Two Interactive Software, Inc. (c)	1,640,020
		6,847,576

	Food & Staples Retailing — 3.5%
5,797	Costco Wholesale Corp.	1,652,899
29,272	Walgreens Boots Alliance, Inc.	1,339,194
		2,992,093

	Food Products — 3.3%
53,047	Kraft Heinz (The) Co.	1,312,383
30,852	Mondelez International, Inc., Class A	1,545,068
		2,857,451

	Health Care Equipment & Supplies — 4.7%
6,263	Align Technology, Inc. (c)	1,089,449

Shares	Description	Value
	Common Stocks (a) (Continued)
	Health Care Equipment & Supplies (Continued)
6,535	IDEXX Laboratories, Inc. (c)	$1,583,038
2,890	Intuitive Surgical, Inc. (c)	1,431,157
		4,103,644

	Hotels, Restaurants & Leisure — 2.5%
11,334	Marriott International, Inc., Class A	847,896
19,321	Starbucks Corp.	1,270,163
		2,118,059

	Insurance — 1.6%
8,312	Willis Towers Watson PLC	1,411,793

	Internet & Direct Marketing Retail — 11.4%
957	Amazon.com, Inc. (c)	1,865,882
845	Booking Holdings, Inc. (c)	1,136,795
47,228	eBay, Inc.	1,419,674
15,527	Expedia Group, Inc.	873,704
48,405	JD.com, Inc., ADR (c)	1,960,403
2,884	MercadoLibre, Inc. (c)	1,409,065
49,441	Trip.com Group Ltd., ADR (c)	1,159,391
		9,824,914

	IT Services — 6.4%
9,990	Automatic Data Processing, Inc.	1,365,433
14,650	Fiserv, Inc. (c)	1,391,604
19,983	Paychex, Inc.	1,257,330
15,717	PayPal Holdings, Inc. (c)	1,504,746
		5,519,113

	Life Sciences Tools & Services — 1.6%
5,177	Illumina, Inc. (c)	1,413,942

	Machinery — 1.5%
21,319	PACCAR, Inc.	1,303,230

	Media — 7.4%
3,589	Charter Communications, Inc., Class A (c)	1,565,917
38,766	Comcast Corp., Class A	1,332,775
22,991	Fox Corp., Class A	543,277
23,594	Fox Corp., Class B	539,831
37,764	Liberty Global PLC, Class A (c)	623,484
39,455	Liberty Global PLC, Class C (c)	619,838
238,047	Sirius XM Holdings, Inc. (b)	1,175,952
		6,401,074

	Multiline Retail — 1.5%
18,171	Dollar Tree, Inc. (c)	1,335,023

	Professional Services — 3.8%
2,828	CoStar Group, Inc. (c)	1,660,630
11,419	Verisk Analytics, Inc.	1,591,580
		3,252,210

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Road & Rail — 1.5%
23,356	CSX Corp.	$1,338,299

	Specialty Retail — 4.2%
3,874	O’Reilly Automotive, Inc. (c)	1,166,268
14,833	Ross Stores, Inc.	1,290,026
6,823	Ulta Beauty, Inc. (c)	1,198,801
		3,655,095

	Textiles, Apparel & Luxury Goods — 1.6%
7,422	Lululemon Athletica, Inc. (c)	1,406,840

	Trading Companies & Distributors — 1.7%
46,045	Fastenal Co.	1,438,906

	Wireless Telecommunication Services — 2.1%
22,082	T-Mobile US, Inc. (c)	1,852,680

	Total Common Stocks — 99.9%	86,337,067
	(Cost $81,664,531)

	Money Market Funds — 1.5%
1,194,727	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.24% (d) (e)	1,194,727
79,883	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.12% (d)	79,883
	Total Money Market Funds — 1.5%	1,274,610
	(Cost $1,274,610)

	Total Investments — 101.4%	87,611,677
	(Cost $82,939,141) (f)
	Net Other Assets and Liabilities — (1.4)%	(1,250,100)
	Net Assets — 100.0%	$86,361,577

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,187,751 and the total value of the collateral held by the Fund is $1,194,727.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of March 31, 2020.
(e)	This security serves as collateral for securities on loan.

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,080,134 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,407,598. The net unrealized appreciation was $4,672,536.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$86,337,067	$—	$—
Money Market Funds	1,274,610	—	—
Total Investments	$87,611,677	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.2%
90,178	Hexcel Corp.	$3,353,720

	Automobiles — 17.4%
1,113,366	NIO, Inc., ADR (a) (b)	3,095,157
43,528	Tesla, Inc. (b)	22,808,672
		25,903,829

	Chemicals — 7.1%
149,445	Albemarle Corp.	8,424,215
213,324	Livent Corp. (b)	1,119,951
48,660	Sociedad Quimica y Minera de Chile S.A., ADR	1,097,283
		10,641,449

	Construction & Engineering — 0.5%
42,424	Ameresco, Inc., Class A (b)	722,481

	Electrical Equipment — 12.0%
54,908	Acuity Brands, Inc.	4,703,419
31,807	American Superconductor Corp. (b)	174,302
341,274	Ballard Power Systems, Inc. (a) (b)	2,597,095
110,466	Bloom Energy Corp., Class A (a) (b)	577,737
61,791	EnerSys	3,059,890
448,726	Plug Power, Inc. (a) (b)	1,588,490
172,520	Sunrun, Inc. (b)	1,742,452
51,410	TPI Composites, Inc. (b)	759,840
41,859	Vicor Corp. (b)	1,864,400
178,407	Vivint Solar, Inc. (a) (b)	779,639
		17,847,264

	Electronic Equipment, Instruments & Components — 5.4%
57,821	Itron, Inc. (b)	3,228,146
35,594	Littelfuse, Inc.	4,748,952
		7,977,098

	Equity Real Estate Investment Trusts — 1.3%
95,989	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,959,135

	Independent Power and Renewable Electricity Producers — 20.2%
148,470	Atlantica Yield PLC	3,310,881
252,209	Brookfield Renewable Partners, L.P. (c)	10,716,361
107,170	Clearway Energy, Inc., Class C	2,014,796
88,883	NextEra Energy Partners, L.P. (c) (d)	3,821,969
74,517	Ormat Technologies, Inc.	5,041,820

Shares	Description	Value
	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
331,782	TerraForm Power, Inc., Class A	$5,232,202
		30,138,029

	Oil, Gas & Consumable Fuels — 0.8%
56,939	Renewable Energy Group, Inc. (b)	1,168,958

	Semiconductors & Semiconductor Equipment — 33.0%
56,015	Advanced Energy Industries, Inc. (b)	2,716,167
86,856	Canadian Solar, Inc. (b)	1,381,879
157,397	Cree, Inc. (b)	5,581,298
14,720	Daqo New Energy Corp., ADR (b)	852,582
178,842	Enphase Energy, Inc. (b)	5,774,808
129,997	First Solar, Inc. (b)	4,687,692
50,125	JinkoSolar Holding Co., Ltd., ADR (a) (b)	744,356
578,881	ON Semiconductor Corp. (b)	7,201,280
42,995	Power Integrations, Inc.	3,797,748
71,035	SolarEdge Technologies, Inc. (b)	5,816,346
245,515	SunPower Corp. (a) (b)	1,244,761
66,397	Universal Display Corp.	8,749,797
71,461	Veeco Instruments, Inc. (b)	683,882
		49,232,596

	Total Common Stocks — 99.9%	148,944,559
	(Cost $165,814,870)

	Money Market Funds — 6.4%
9,517,113	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.24% (e) (f)	9,517,113
	(Cost $9,517,113)

	Total Investments — 106.3%	158,461,672
	(Cost $175,331,983) (g)
	Net Other Assets and Liabilities — (6.3)%	(9,455,956)
	Net Assets — 100.0%	$149,005,716

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $9,161,448 and the total value of the collateral held by the Fund is $9,517,113.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2020.
(f)	This security serves as collateral for securities on loan.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,040,840 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,911,151. The net unrealized depreciation was $16,870,311.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$148,944,559	$—	$—
Money Market Funds	9,517,113	—	—
Total Investments	$158,461,672	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.6%
	Diversified REITs — 4.2%
6,818	American Assets Trust, Inc.	$170,450
69,236	Colony Capital, Inc.	121,163
21,229	Empire State Realty Trust, Inc., Class A	190,212
12,500	Essential Properties Realty Trust, Inc.	163,250
4,824	Gladstone Commercial Corp.	69,273
12,717	Global Net Lease, Inc.	170,026
2,178	One Liberty Properties, Inc.	30,340
2,848	PS Business Parks, Inc.	385,961
30,376	STORE Capital Corp.	550,413
151,785	VEREIT, Inc.	742,229
11,458	Washington Real Estate Investment Trust	273,502
24,491	WP Carey, Inc.	1,422,437
		4,289,256

	Health Care REITs — 10.6%
13,584	CareTrust REIT, Inc.	200,907
2,890	Community Healthcare Trust, Inc.	110,629
33,820	Diversified Healthcare Trust	122,767
5,424	Global Medical REIT, Inc.	54,891
19,011	Healthcare Realty Trust, Inc.	530,977
29,453	Healthcare Trust of America, Inc., Class A	715,119
70,363	Healthpeak Properties, Inc.	1,678,158
5,651	LTC Properties, Inc.	174,616
73,560	Medical Properties Trust, Inc.	1,271,852
6,251	National Health Investors, Inc.	309,549
11,796	New Senior Investment Group, Inc.	30,198
31,064	Omega Healthcare Investors, Inc.	824,439
28,058	Physicians Realty Trust	391,129
29,183	Sabra Health Care REIT, Inc.	318,678
1,798	Universal Health Realty Income Trust	181,256
52,989	Ventas, Inc.	1,420,105
57,684	Welltower, Inc.	2,640,774
		10,976,044

	Hotel & Resort REITs — 3.1%
29,916	Apple Hospitality REIT, Inc.	274,330
12,048	Ashford Hospitality Trust, Inc.	8,906
4,255	Braemar Hotels & Resorts, Inc.	7,233
6,672	Chatham Lodging Trust	39,632
5,541	CorePoint Lodging, Inc.	21,721
28,459	DiamondRock Hospitality Co.	144,572
5,105	Hersha Hospitality Trust	18,276
101,955	Host Hotels & Resorts, Inc.	1,125,583
34,031	Park Hotels & Resorts, Inc.	269,185
18,570	Pebblebrook Hotel Trust	202,227
24,239	RLJ Lodging Trust	187,125
7,741	Ryman Hospitality Properties, Inc.	277,515
23,395	Service Properties Trust	126,333
14,952	Summit Hotel Properties, Inc.	63,097

Shares	Description	Value
	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
31,966	Sunstone Hotel Investors, Inc.	$278,424
16,014	Xenia Hotels & Resorts, Inc.	164,944
		3,209,103

	Industrial REITs — 14.3%
27,260	Americold Realty Trust	927,931
52,255	Duke Realty Corp.	1,692,017
5,461	EastGroup Properties, Inc.	570,565
18,047	First Industrial Realty Trust, Inc.	599,702
9,267	Industrial Logistics Properties Trust	162,543
2,423	Innovative Industrial Properties, Inc.	183,978
35,238	Lexington Realty Trust	349,913
13,786	Monmouth Real Estate Investment Corp.	166,121
2,099	Plymouth Industrial REIT, Inc.	23,425
104,949	Prologis, Inc.	8,434,751
15,768	Rexford Industrial Realty, Inc.	646,646
21,137	STAG Industrial, Inc.	476,005
9,525	Terreno Realty Corp.	492,919
		14,726,516

	Office REITs — 11.8%
17,430	Alexandria Real Estate Equities, Inc.	2,388,956
20,442	Boston Properties, Inc.	1,885,366
25,049	Brandywine Realty Trust	263,515
7,755	City Office REIT, Inc.	56,069
16,619	Columbia Property Trust, Inc.	207,738
15,932	Corporate Office Properties Trust	352,575
20,863	Cousins Properties, Inc.	610,660
23,433	Douglas Emmett, Inc.	714,941
10,542	Easterly Government Properties, Inc.	259,755
17,334	Equity Commonwealth	549,661
15,244	Franklin Street Properties Corp.	87,348
14,747	Highwoods Properties, Inc.	522,339
22,031	Hudson Pacific Properties, Inc.	558,706
16,780	JBG SMITH Properties	534,107
13,866	Kilroy Realty Corp.	883,264
12,874	Mack-Cali Realty Corp.	196,071
6,853	Office Properties Income Trust	186,744
28,623	Paramount Group, Inc.	251,882
17,883	Piedmont Office Realty Trust, Inc., Class A	315,814
11,590	SL Green Realty Corp.	499,529
22,519	Vornado Realty Trust	815,413
		12,140,453

	Residential REITs — 19.1%
19,532	American Campus Communities, Inc.	542,013
36,232	American Homes 4 Rent, Class A	840,582
21,164	Apartment Investment & Management Co., Class A	743,915
19,856	AvalonBay Communities, Inc.	2,922,208

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Residential REITs (Continued)
3,281	Bluerock Residential Growth REIT, Inc.	$18,275
1,428	BRT Apartments Corp.	14,637
13,764	Camden Property Trust	1,090,659
1,875	Clipper Realty, Inc.	9,712
25,883	Equity LifeStyle Properties, Inc.	1,487,755
49,625	Equity Residential	3,062,359
9,395	Essex Property Trust, Inc.	2,069,155
6,971	Front Yard Residential Corp.	83,303
12,921	Independence Realty Trust, Inc.	115,514
1,653	Investors Real Estate Trust	90,915
76,535	Invitation Homes, Inc.	1,635,553
16,216	Mid-America Apartment Communities, Inc.	1,670,734
3,204	NexPoint Residential Trust, Inc.	80,773
6,512	Preferred Apartment Communities, Inc., Class A	46,756
13,176	Sun Communities, Inc.	1,645,024
41,661	UDR, Inc.	1,522,293
5,170	UMH Properties, Inc.	56,146
		19,748,281

	Retail REITs — 10.9%
12,360	Acadia Realty Trust	153,140
6,477	Agree Realty Corp.	400,926
297	Alexander’s, Inc.	81,957
15,179	American Finance Trust, Inc.	94,869
42,343	Brixmor Property Group, Inc.	402,259
24,665	CBL & Associates Properties, Inc. (a)	4,935
12,219	Cedar Realty Trust, Inc.	11,402
9,984	Federal Realty Investment Trust	744,906
4,861	Getty Realty Corp.	115,400
60,024	Kimco Realty Corp.	580,432
11,938	Kite Realty Group Trust	113,053
15,664	Macerich (The) Co.	88,188
24,401	National Retail Properties, Inc.	785,468
8,494	Pennsylvania Real Estate Investment Trust	7,743
48,784	Realty Income Corp.	2,432,370
23,821	Regency Centers Corp.	915,441
16,489	Retail Opportunity Investments Corp.	136,694
30,374	Retail Properties of America, Inc., Class A	157,034
2,114	Retail Value, Inc.	25,897
11,426	RPT Realty	68,899
1,676	Saul Centers, Inc.	54,872
4,764	Seritage Growth Properties, Class A (a)	43,400
43,624	Simon Property Group, Inc.	2,393,213
21,215	SITE Centers Corp.	110,530
14,179	Spirit Realty Capital, Inc.	370,781

Shares	Description	Value
	Common Stocks (Continued)
	Retail REITs (Continued)
13,207	Tanger Factory Outlet Centers, Inc.	$66,035
8,703	Taubman Centers, Inc.	364,482
16,373	Urban Edge Properties	144,246
4,250	Urstadt Biddle Properties, Inc., Class A	59,925
26,527	Washington Prime Group, Inc.	21,357
17,195	Weingarten Realty Investors	248,124
5,777	Whitestone REIT	35,817
		11,233,795

	Specialized REITs — 25.6%
16,930	CoreCivic, Inc.	189,108
5,358	CoreSite Realty Corp.	620,992
27,516	CubeSmart	737,154
16,092	CyrusOne, Inc.	993,681
37,370	Digital Realty Trust, Inc.	5,191,067
11,152	EPR Properties	270,101
12,125	Equinix, Inc.	7,572,911
18,412	Extra Space Storage, Inc.	1,763,133
3,891	Farmland Partners, Inc.	23,618
9,798	Four Corners Property Trust, Inc.	183,321
28,995	Gaming and Leisure Properties, Inc.	803,451
17,242	GEO Group (The), Inc.	209,663
2,619	Gladstone Land Corp.	31,035
40,821	Iron Mountain, Inc.	971,540
6,632	Life Storage, Inc.	627,056
8,433	National Storage Affiliates Trust	249,617
21,357	Public Storage	4,241,714
8,260	QTS Realty Trust, Inc., Class A	479,163
1,883	Safehold, Inc.	119,062
65,539	VICI Properties, Inc.	1,090,569
		26,367,956

	Total Common Stocks — 99.6%	102,691,404
	(Cost $148,764,773)

	Money Market Funds — 0.1%
80,565	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.12% (b)	80,565
	(Cost $80,565)

	Total Investments — 99.7%	102,771,969
	(Cost $148,845,338) (c)
	Net Other Assets and Liabilities — 0.3%	343,047
	Net Assets — 100.0%	$103,115,016

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2020.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,195,100 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $48,268,469. The net unrealized depreciation was $46,073,369.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$102,691,404	$—	$—
Money Market Funds	80,565	—	—
Total Investments	$102,771,969	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Water ETF (FIW)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Building Products — 6.0%
450,181	A.O. Smith Corp.	$17,021,344
333,584	Advanced Drainage Systems, Inc.	9,820,713
		26,842,057

	Chemicals — 3.6%
101,509	Ecolab, Inc.	15,818,147

	Commercial Services & Supplies — 3.6%
225,895	Tetra Tech, Inc.	15,952,705

	Construction & Engineering — 7.6%
516,477	AECOM (a)	15,416,838
331,535	Aegion Corp. (a)	5,944,423
115,917	Valmont Industries, Inc.	12,284,884
		33,646,145

	Electronic Equipment, Instruments & Components — 5.3%
203,009	Badger Meter, Inc.	10,881,282
226,160	Itron, Inc. (a)	12,626,513
		23,507,795

	Health Care Equipment & Supplies — 8.6%
147,388	Danaher Corp.	20,399,973
72,280	IDEXX Laboratories, Inc. (a)	17,509,107
		37,909,080

	Industrial Conglomerates — 4.0%
57,101	Roper Technologies, Inc.	17,804,663

	Life Sciences Tools & Services — 4.8%
294,507	Agilent Technologies, Inc.	21,092,591

	Machinery — 33.3%
676,784	Energy Recovery, Inc. (a)	5,035,273
677,309	Evoqua Water Technologies Corp. (a)	7,592,634
429,349	Flowserve Corp.	10,257,148
228,380	Franklin Electric Co., Inc.	10,763,550
219,100	Gorman-Rupp (The) Co.	6,838,111
127,147	IDEX Corp.	17,560,272
118,640	Lindsay Corp.	10,865,051
397,238	Mueller Industries, Inc.	9,509,878
1,001,071	Mueller Water Products, Inc., Class A	8,018,579
510,150	Pentair PLC	15,182,064
599,954	Rexnord Corp.	13,600,957
171,416	Watts Water Technologies, Inc., Class A	14,510,364
273,364	Xylem, Inc.	17,804,197
		147,538,078

Shares	Description	Value
	Common Stocks (Continued)
	Water Utilities — 23.1%
198,039	American States Water Co.	$16,187,708
164,486	American Water Works Co., Inc.	19,665,946
278,292	California Water Service Group	14,003,653
845,816	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,242,122
472,847	Essential Utilities, Inc.	19,244,873
171,547	Middlesex Water Co.	10,313,406
153,245	SJW Group	8,852,964
175,268	York Water (The) Co.	7,617,147
		102,127,819

	Total Common Stocks — 99.9%	442,239,080
	(Cost $452,801,233)

	Money Market Funds — 0.1%
279,425	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.12% (b)	279,425
	(Cost $279,425)

	Total Investments — 100.0%	442,518,505
	(Cost $453,080,658) (c)
	Net Other Assets and Liabilities — (0.0)%	(109,760)
	Net Assets — 100.0%	$442,408,745

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $39,953,936 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $50,516,089. The net unrealized depreciation was $10,562,153.

ADR	-	American Depositary Receipt

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$442,239,080	$—	$—
Money Market Funds	279,425	—	—
Total Investments	$442,518,505	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 97.1%
	Oil, Gas & Consumable Fuels — 97.1%
1,322,943	Antero Resources Corp. (a) (b)	$943,126
253,832	Apache Corp.	1,061,018
307,498	Cabot Oil & Gas Corp.	5,285,891
8,081,842	Chesapeake Energy Corp. (b)	1,395,734
122,895	Cimarex Energy Co.	2,068,323
127,616	CNX Midstream Partners, L.P. (c)	1,033,690
287,300	CNX Resources Corp. (b)	1,528,436
48,180	Concho Resources, Inc.	2,064,513
70,449	ConocoPhillips	2,169,829
183,090	Continental Resources, Inc. (a)	1,398,808
100,124	DCP Midstream, L.P. (c)	407,505
258,183	Devon Energy Corp.	1,784,044
258,429	Enable Midstream Partners, L.P. (c)	664,162
458,737	Enerplus Corp. (a)	678,931
147,704	EQM Midstream Partners, L.P. (c)	1,742,907
526,703	EQT Corp.	3,723,790
643,599	Gulfport Energy Corp. (b)	286,208
57,315	Hess Midstream L.P., Class A (c)	582,320
706,168	Laredo Petroleum, Inc. (b)	268,203
329,943	Matador Resources Co. (a) (b)	818,259
244,869	Murphy Oil Corp. (a)	1,501,047
272,326	Noble Energy, Inc.	1,644,849
286,986	Ovintiv, Inc. (a)	774,862
175,608	PDC Energy, Inc. (b)	1,090,526
767,911	QEP Resources, Inc.	256,866
801,901	Range Resources Corp. (a)	1,828,334
400,944	SM Energy Co.	489,152
1,043,871	Southwestern Energy Co. (a) (b)	1,764,142
177,431	Summit Midstream Partners, L.P. (c)	108,233
73,083	TC PipeLines, L.P. (c)	2,008,321
288,059	Vermilion Energy, Inc. (a)	895,863
356,478	W&T Offshore, Inc. (b)	606,013
237,381	Western Midstream Partners, L.P. (c)	769,114
	Total Common Stocks — 97.1%	43,643,019
	(Cost $107,500,284)

	Money Market Funds — 26.0%
6,971,244	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.24% (d) (e)	6,971,244
4,742,177	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.12% (d)	4,742,177
	Total Money Market Funds — 26.0%	11,713,421
	(Cost $11,713,421)

Description	Value

Total Investments — 123.1%	$55,356,440
(Cost $119,213,705) (f)
Net Other Assets and Liabilities — (23.1)%	(10,404,899)
Net Assets — 100.0%	$44,951,541

(a)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $6,731,870 and the total value of the collateral held by the Fund is $6,971,244.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Rate shown reflects yield as of March 31, 2020.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $63,857,265. The net unrealized depreciation was $63,857,265.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$43,643,019	$—	$—
Money Market Funds	11,713,421	—	—
Total Investments	$55,356,440	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Air Freight & Logistics — 1.0%
51,332	ZTO Express Cayman, Inc., ADR (a)	$1,359,271

	Automobiles — 3.1%
481,250	NIO, Inc., ADR (a) (b)	1,337,875
566,498	Tata Motors Ltd., ADR (a)	2,673,871
		4,011,746

	Banks — 10.4%
180,118	HDFC Bank Ltd., ADR	6,927,338
789,437	ICICI Bank Ltd., ADR	6,710,215
		13,637,553

	Biotechnology — 2.4%
5,375	BeiGene Ltd., ADR (a)	661,716
9,384	China Biologic Products Holdings, Inc. (a)	1,012,815
27,456	Zai Lab Ltd., ADR (a)	1,413,435
		3,087,966

	Consumer Finance — 0.9%
91,727	LexinFintech Holdings Ltd., ADR (a)	813,618
220,252	Qudian, Inc., ADR (a) (b)	396,454
		1,210,072

	Diversified Consumer Services — 5.1%
26,232	New Oriental Education & Technology Group, Inc., ADR (a)	2,839,351
71,811	TAL Education Group, ADR (a)	3,824,654
		6,664,005

	Diversified Telecommunication Services — 0.6%
128,365	China Unicom (Hong Kong) Ltd., ADR	754,786

	Entertainment — 8.2%
63,233	Bilibili, Inc., ADR (a)	1,480,917
51,763	HUYA, Inc., ADR (a)	877,383
57,043	iQIYI, Inc., ADR (a)	1,015,365
20,159	NetEase, Inc., ADR	6,470,232
87,879	Tencent Music Entertainment Group, ADR (a)	884,063
		10,727,960

	Hotels, Restaurants & Leisure — 4.2%
31,928	Huazhu Group Ltd., ADR	917,292
36,222	Luckin Coffee, Inc., ADR (a) (b)	984,876
51,332	Melco Resorts & Entertainment Ltd., ADR	636,517
71,391	Yum China Holdings, Inc.	3,043,398
		5,582,083

Shares	Description	Value
	Common Stocks (Continued)
	Insurance — 1.3%
86,697	China Life Insurance Co., Ltd., ADR	$846,163
40,159	Fanhua, Inc., ADR (b)	807,999
		1,654,162

	Interactive Media & Services — 11.3%
17,744	58.com, Inc., ADR (a)	864,487
16,050	Autohome, Inc., ADR (a)	1,139,871
93,837	Baidu, Inc., ADR (a)	9,457,831
17,130	JOYY, Inc., ADR (a)	912,344
29,172	Momo, Inc., ADR	632,741
31,320	SINA Corp. (a)	997,229
25,526	Weibo Corp., ADR (a)	845,166
		14,849,669

	Internet & Direct Marketing Retail — 29.7%
55,613	Alibaba Group Holding Ltd., ADR (a)	10,815,616
28,787	Baozun, Inc., ADR (a) (b)	804,309
340,690	JD.com, Inc., ADR (a)	13,797,945
122,076	MakeMyTrip Ltd. (a)	1,459,419
176,811	Pinduoduo, Inc., ADR (a)	6,370,500
191,205	Trip.com Group Ltd., ADR (a)	4,483,757
85,494	Vipshop Holdings Ltd., ADR (a)	1,331,997
		39,063,543

	IT Services — 13.9%
23,341	GDS Holdings Ltd., ADR (a) (b)	1,353,078
1,131,561	Infosys Ltd., ADR	9,290,116
1,750,991	Wipro Ltd., ADR	5,428,072
50,336	WNS (Holdings) Ltd., ADR (a)	2,163,441
		18,234,707

	Metals & Mining — 2.1%
789,588	Vedanta Ltd., ADR	2,810,933

	Oil, Gas & Consumable Fuels — 2.0%
19,565	China Petroleum & Chemical Corp., ADR	952,816
7,537	CNOOC Ltd., ADR	779,853
23,851	PetroChina Co., Ltd., ADR	858,636
		2,591,305

	Pharmaceuticals — 2.4%
78,042	Dr. Reddy’s Laboratories Ltd., ADR	3,147,434

	Professional Services — 0.6%
13,882	51job, Inc., ADR (a)	852,216

	Wireless Telecommunication Services — 0.8%
28,965	China Mobile Ltd., ADR	1,091,112

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 100.0%	$131,330,523
	(Cost $159,781,066)

	Money Market Funds — 2.0%
2,562,434	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.24% (c) (d)	2,562,434
	(Cost $2,562,434)

	Total Investments — 102.0%	133,892,957
	(Cost $162,343,500) (e)
	Net Other Assets and Liabilities — (2.0)%	(2,573,399)
	Net Assets — 100.0%	$131,319,558

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,522,181 and the total value of the collateral held by the Fund is $2,562,434.
(c)	Rate shown reflects yield as of March 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,805,736 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,256,279. The net unrealized depreciation was $28,450,543.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$131,330,523	$—	$—
Money Market Funds	2,562,434	—	—
Total Investments	$133,892,957	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Banks — 87.3%
12,266	1st Source Corp.	$397,786
10,008	Allegiance Bancshares, Inc.	241,293
15,155	Amalgamated Bank, Class A	163,977
13,940	Amerant Bancorp, Inc. (a)	214,537
5,345	American National Bankshares, Inc.	127,746
33,498	Ameris Bancorp	795,913
7,202	Arrow Financial Corp.	200,720
10,526	Atlantic Capital Bancshares, Inc. (a)	124,944
38,783	Atlantic Union Bankshares Corp.	849,348
15,709	BancFirst Corp.	524,209
27,367	Bancorp (The), Inc. (a)	166,118
3,407	Bank First Corp.	190,792
6,534	Bank of Marin Bancorp	196,020
62,013	Bank OZK	1,035,617
16,414	Banner Corp.	542,319
6,221	Baycom Corp. (a)	74,963
34,074	BOK Financial Corp.	1,450,189
40,029	Boston Private Financial Holdings, Inc.	286,207
9,538	Bridge Bancorp, Inc.	201,824
38,359	Brookline Bancorp, Inc.	432,690
9,677	Bryn Mawr Bank Corp.	274,633
7,306	Camden National Corp.	229,774
8,054	Capital City Bank Group, Inc.	162,046
8,828	Capstar Financial Holdings, Inc.	87,309
12,663	Carter Bank & Trust	116,246
38,329	Cathay General Bancorp	879,651
12,510	CBTX, Inc.	222,303
60,156	CenterState Bank Corp.	1,036,488
1,755	Century Bancorp, Inc., Class A	109,231
2,330	Chemung Financial Corp.	76,843
7,840	City Holding Co.	521,595
7,444	Civista Bancshares, Inc.	111,362
7,308	CNB Financial Corp.	137,902
34,689	Columbia Banking System, Inc.	929,665
54,186	Commerce Bancshares, Inc.	2,728,265
8,552	Community Trust Bancorp, Inc.	271,868
19,224	ConnectOne Bancorp, Inc.	258,371
67,374	CVB Financial Corp.	1,350,849
17,243	Dime Community Bancshares, Inc.	236,402
16,150	Eagle Bancorp, Inc.	487,892
12,752	Enterprise Financial Services Corp.	355,908
7,426	Equity Bancshares, Inc., Class A (a)	128,099
13,305	Farmers National Banc Corp.	154,737
7,694	Financial Institutions, Inc.	139,569
14,236	First Bancorp	328,567
9,045	First Bancshares (The), Inc.	172,488
26,472	First Busey Corp.	452,936
4,680	First Citizens BancShares, Inc., Class A	1,557,832
7,493	First Community Bankshares, Inc.	174,587
47,791	First Financial Bancorp	712,564
65,325	First Financial Bankshares, Inc.	1,753,323
6,595	First Financial Corp.	222,383

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
21,474	First Foundation, Inc.	$219,464
62,985	First Hawaiian, Inc.	1,041,142
4,684	First Internet Bancorp	76,911
20,694	First Interstate BancSystem, Inc., Class A	596,815
26,783	First Merchants Corp.	709,482
8,014	First Mid Bancshares, Inc.	190,252
52,883	First Midwest Bancorp, Inc.	699,907
11,635	First of Long Island (The) Corp.	201,867
13,540	Flushing Financial Corp.	180,894
78,923	Fulton Financial Corp.	906,825
12,821	German American Bancorp, Inc.	351,936
44,331	Glacier Bancorp, Inc.	1,507,476
6,846	Great Southern Bancorp, Inc.	276,578
5,545	Guaranty Bancshares, Inc.	128,311
41,939	Hancock Whitney Corp.	818,649
14,962	Hanmi Financial Corp.	162,338
28,123	HarborOne Bancorp, Inc. (a)	211,766
17,647	Heartland Financial USA, Inc.	532,939
28,468	Heritage Commerce Corp.	218,350
17,609	Heritage Financial Corp.	352,180
80,229	Home BancShares, Inc.	961,946
8,533	HomeTrust Bancshares, Inc.	135,845
60,927	Hope Bancorp, Inc.	500,820
21,625	Horizon Bancorp, Inc.	213,223
16,530	Independent Bank Corp.	1,064,036
10,811	Independent Bank Corp./MI	139,138
20,655	Independent Bank Group, Inc.	489,110
31,351	International Bancshares Corp.	842,715
132,123	Investors Bancorp, Inc.	1,055,663
24,284	Lakeland Bancorp, Inc.	262,510
12,321	Lakeland Financial Corp.	452,797
17,539	Live Oak Bancshares, Inc.	218,711
7,855	Mercantile Bank Corp.	166,290
11,671	Midland States Bancorp, Inc.	204,126
7,771	MidWestOne Financial Group, Inc.	162,725
5,687	MVB Financial Corp.	72,509
21,058	NBT Bancorp, Inc.	682,069
5,073	Nicolet Bankshares, Inc. (a)	276,884
3,144	Northrim BanCorp, Inc.	84,888
81,765	Old National Bancorp	1,078,480
14,379	Old Second Bancorp, Inc.	99,359
17,457	Opus Bank	302,530
11,292	Origin Bancorp, Inc.	228,663
28,547	Pacific Premier Bancorp, Inc.	537,825
57,623	PacWest Bancorp	1,032,604
7,546	PCB Bancorp	73,800
9,158	Peapack Gladstone Financial Corp.	164,386
9,067	People’s Utah Bancorp	175,628
9,950	Peoples Bancorp, Inc.	220,393
36,819	Pinnacle Financial Partners, Inc.	1,382,185
46,520	Popular, Inc.	1,628,200
7,190	Preferred Bank	243,166
7,596	QCR Holdings, Inc.	205,624

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
9,632	RBB Bancorp	$132,151
27,529	Renasant Corp.	601,233
9,013	Republic Bancorp, Inc., Class A	297,699
28,296	Republic First Bancorp, Inc. (a)	61,968
16,468	S&T Bancorp, Inc.	449,906
17,134	Sandy Spring Bancorp, Inc.	387,914
24,756	Seacoast Banking Corp. of Florida (a)	453,282
25,771	ServisFirst Bancshares, Inc.	755,606
7,354	Sierra Bancorp	129,283
54,807	Simmons First National Corp., Class A	1,008,449
6,714	SmartFinancial, Inc.	102,120
16,226	South State Corp.	952,953
3,664	Southern First Bancshares, Inc. (a)	103,948
11,629	Southern National Bancorp of Virginia, Inc.	114,429
16,239	Southside Bancshares, Inc.	493,503
7,761	Spirit of Texas Bancshares, Inc. (a)	80,249
10,867	Stock Yards Bancorp, Inc.	314,382
73,770	TCF Financial Corp.	1,671,628
34,927	TowneBank	631,829
14,677	TriCo Bancshares	437,668
14,091	TriState Capital Holdings, Inc. (a)	136,260
12,194	Triumph Bancorp, Inc. (a)	317,044
30,901	Trustmark Corp.	719,993
23,607	UMB Financial Corp.	1,094,893
105,898	Umpqua Holdings Corp.	1,154,288
48,832	United Bankshares, Inc.	1,127,043
37,981	United Community Banks, Inc.	695,432
14,102	Univest Financial Corp.	230,145
193,914	Valley National Bancorp	1,417,511
24,960	Veritex Holdings, Inc.	348,691
8,343	Washington Trust Bancorp, Inc.	305,020
32,720	WesBanco, Inc.	775,464
7,877	West Bancorporation, Inc.	128,789
13,010	Westamerica Bancorporation	764,728
27,445	Wintrust Financial Corp.	901,843
		68,639,174

	IT Services — 0.3%
6,972	Cass Information Systems, Inc.	245,135

	Thrifts & Mortgage Finance — 12.3%
13,841	Bridgewater Bancshares, Inc. (a)	134,950
68,046	Capitol Federal Financial, Inc.	790,014
54,899	Columbia Financial, Inc. (a)	790,545
19,163	First Defiance Financial Corp.	282,463
2,141	FS Bancorp, Inc.	77,076
1,026	Hingham Institution for Savings	148,760
4,460	Home Bancorp, Inc.	108,913
11,738	HomeStreet, Inc.	260,936
41,407	Kearny Financial Corp.	355,686

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
13,804	Merchants Bancorp	$209,545
25,668	Meridian Bancorp, Inc.	287,995
18,073	Meta Financial Group, Inc.	392,545
23,647	Northfield Bancorp, Inc.	264,610
51,296	Northwest Bancshares, Inc.	593,495
29,160	OceanFirst Financial Corp.	463,935
8,519	PCSB Financial Corp.	119,181
9,370	Provident Bancorp, Inc. (a)	80,769
4,425	Southern Missouri Bancorp, Inc.	107,395
24,142	Sterling Bancorp, Inc.	103,811
134,661	TFS Financial Corp.	2,056,273
46,605	TrustCo Bank Corp. NY	252,133
37,724	Washington Federal, Inc.	979,315
13,055	Waterstone Financial, Inc.	189,820
25,078	WSFS Financial Corp.	624,944
		9,675,109

	Total Investments — 99.9%	78,559,418
	(Cost $130,868,620) (b)
	Net Other Assets and Liabilities — 0.1%	111,840
	Net Assets — 100.0%	$78,671,258

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,395 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $52,339,597. The net unrealized depreciation was $52,309,202.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$78,559,418	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, Clean Edge®, OMX®, NASDAQ OMX®, Nasdaq-100 Equal Weighted IndexSM , Nasdaq-100 Ex-Tech Sector IndexSM, ISE Chindia Index TM, ISE Clean Edge Water Index, ISE-Revere Natural Gas TM Index, NASDAQ OMX® ABA Community Bank Index and Nasdaq-100 Technology Sector IndexSM are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively, and American Bankers Association, respectively, and Clean Edge, Inc., respectively, (together with its affiliates hereinafter referred to as the “Corporations”, and are licensed for use by First Trust. The funds have not been passed on by the Corporations as to their legality or suitability. The funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

The S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the index.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.8%
132	Arconic, Inc. (a)	$2,120
324	Astronics Corp. (a)	2,974
222	Axon Enterprise, Inc. (a)	15,711
263	BWX Technologies, Inc.	12,811
29	Cubic Corp.	1,198
87	Curtiss-Wright Corp.	8,040
154	General Dynamics Corp.	20,376
32	Huntington Ingalls Industries, Inc.	5,831
69	L3Harris Technologies, Inc.	12,428
35	Lockheed Martin Corp.	11,863
40	Northrop Grumman Corp.	12,102
224	Spirit AeroSystems Holdings, Inc., Class A	5,360
35	Teledyne Technologies, Inc. (a)	10,405
457	Textron, Inc.	12,188
97	TransDigm Group, Inc.	31,058
287	Triumph Group, Inc.	1,940
363	United Technologies Corp.	34,242
		200,647

	Air Freight & Logistics — 0.4%
154	Air Transport Services Group, Inc. (a)	2,815
156	C.H. Robinson Worldwide, Inc.	10,327
174	Expeditors International of Washington, Inc.	11,609
52	Forward Air Corp.	2,634
177	Hub Group, Inc., Class A (a)	8,048
153	XPO Logistics, Inc. (a)	7,459
		42,892

	Airlines — 1.2%
301	Alaska Air Group, Inc.	8,569
32	Allegiant Travel Co.	2,618
1,161	Delta Air Lines, Inc.	33,123
308	Hawaiian Holdings, Inc.	3,215
1,088	JetBlue Airways Corp. (a)	9,738
140	SkyWest, Inc.	3,667
1,257	Southwest Airlines Co.	44,762
225	Spirit Airlines, Inc. (a)	2,900
771	United Airlines Holdings, Inc. (a)	24,325
		132,917

	Auto Components — 0.5%
503	American Axle & Manufacturing Holdings, Inc. (a)	1,816
470	BorgWarner, Inc.	11,454
251	Cooper Tire & Rubber Co.	4,091
497	Dana, Inc.	3,881
562	Gentex Corp.	12,454
580	Goodyear Tire & Rubber (The) Co.	3,376
51	LCI Industries	3,408
148	Lear Corp.	12,025
34	Standard Motor Products, Inc.	1,413

Shares	Description	Value
	Common Stocks (Continued)
	Auto Components (Continued)
551	Tenneco, Inc., Class A (a)	$1,984
		55,902

	Automobiles — 1.2%
1,855	General Motors Co.	38,547
329	Harley-Davidson, Inc.	6,228
162	Tesla, Inc. (a)	84,888
49	Thor Industries, Inc.	2,067
103	Winnebago Industries, Inc.	2,864
		134,594

	Banks — 5.6%
70	1st Source Corp.	2,270
96	Allegiance Bancshares, Inc.	2,315
83	Amerant Bancorp, Inc. (a)	1,277
43	Ameris Bancorp	1,022
328	Associated Banc-Corp.	4,195
48	Atlantic Union Bankshares Corp.	1,051
58	BancFirst Corp.	1,935
556	Bancorp (The), Inc. (a)	3,375
115	BancorpSouth Bank	2,176
771	Bank of America Corp.	16,368
38	Bank of Hawaii Corp.	2,099
668	Bank OZK	11,156
149	BankUnited, Inc.	2,786
64	Banner Corp.	2,115
55	Berkshire Hills Bancorp, Inc.	817
140	BOK Financial Corp.	5,958
450	Boston Private Financial Holdings, Inc.	3,217
110	Brookline Bancorp, Inc.	1,241
88	Bryn Mawr Bank Corp.	2,497
278	Byline Bancorp, Inc.	2,883
39	Camden National Corp.	1,227
143	Cathay General Bancorp	3,282
72	CenterState Bank Corp.	1,241
446	CIT Group, Inc.	7,698
680	Citigroup, Inc.	28,642
1,338	Citizens Financial Group, Inc.	25,168
22	City Holding Co.	1,464
90	Columbia Banking System, Inc.	2,412
227	Comerica, Inc.	6,660
60	Commerce Bancshares, Inc.	3,021
78	Community Trust Bancorp, Inc.	2,480
140	ConnectOne Bancorp, Inc.	1,882
83	Cullen/Frost Bankers, Inc.	4,631
303	Customers Bancorp, Inc. (a)	3,312
86	Dime Community Bancshares, Inc.	1,179
335	East West Bancorp, Inc.	8,623
113	Enterprise Financial Services Corp.	3,154
1,283	F.N.B. Corp.	9,456
46	FB Financial Corp.	907
1,767	Fifth Third Bancorp	26,240
45	First Bancorp	1,039
131	First Busey Corp.	2,241

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
23	First Citizens BancShares, Inc., Class A	$7,656
248	First Commonwealth Financial Corp.	2,267
214	First Financial Bancorp	3,191
116	First Financial Bankshares, Inc.	3,113
415	First Foundation, Inc.	4,241
125	First Hawaiian, Inc.	2,066
738	First Horizon National Corp.	5,948
44	First Interstate BancSystem, Inc., Class A	1,269
87	First Merchants Corp.	2,305
235	First Midwest Bancorp, Inc.	3,110
207	Fulton Financial Corp.	2,378
51	German American Bancorp, Inc.	1,400
40	Glacier Bancorp, Inc.	1,360
58	Great Southern Bancorp, Inc.	2,343
156	Great Western Bancorp, Inc.	3,195
124	Hancock Whitney Corp.	2,420
109	Heartland Financial USA, Inc.	3,292
128	Heritage Financial Corp.	2,560
217	Hilltop Holdings, Inc.	3,281
275	Home BancShares, Inc.	3,297
485	Hope Bancorp, Inc.	3,987
190	Horizon Bancorp, Inc.	1,873
2,702	Huntington Bancshares, Inc.	22,183
126	International Bancshares Corp.	3,387
151	Investors Bancorp, Inc.	1,206
195	JPMorgan Chase & Co.	17,556
2,013	KeyCorp	20,875
208	Lakeland Bancorp, Inc.	2,248
37	Lakeland Financial Corp.	1,360
160	M&T Bank Corp.	16,549
187	Midland States Bancorp, Inc.	3,271
45	NBT Bancorp, Inc.	1,458
74	Nicolet Bankshares, Inc. (a)	4,039
296	Old National Bancorp	3,904
69	Opus Bank	1,196
96	Origin Bancorp, Inc.	1,944
111	Pacific Premier Bancorp, Inc.	2,091
426	PacWest Bancorp	7,634
18	Park National Corp.	1,397
723	People’s United Financial, Inc.	7,989
104	Peoples Bancorp, Inc.	2,304
191	Pinnacle Financial Partners, Inc.	7,170
170	PNC Financial Services Group (The), Inc.	16,272
277	Popular, Inc.	9,695
30	Preferred Bank	1,015
57	Prosperity Bancshares, Inc.	2,750
83	QCR Holdings, Inc.	2,247
3,166	Regions Financial Corp.	28,399
153	Renasant Corp.	3,341
45	S&T Bancorp, Inc.	1,229
143	Sandy Spring Bancorp, Inc.	3,237

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
118	Seacoast Banking Corp. of Florida (a)	$2,161
96	ServisFirst Bancshares, Inc.	2,815
60	Signature Bank	4,823
203	Simmons First National Corp., Class A	3,735
42	South State Corp.	2,467
49	Southside Bancshares, Inc.	1,489
387	Sterling Bancorp	4,044
88	Stock Yards Bancorp, Inc.	2,546
32	SVB Financial Group (a)	4,835
312	Synovus Financial Corp.	5,479
40	Tompkins Financial Corp.	2,872
130	TowneBank	2,352
89	TriCo Bancshares	2,654
69	TriState Capital Holdings, Inc. (a)	667
48	Triumph Bancorp, Inc. (a)	1,248
105	Trustmark Corp.	2,446
229	U.S. Bancorp	7,889
26	UMB Financial Corp.	1,206
921	Umpqua Holdings Corp.	10,039
211	United Bankshares, Inc.	4,870
117	United Community Banks, Inc.	2,142
202	Univest Financial Corp.	3,297
1,067	Valley National Bancorp	7,800
185	Veritex Holdings, Inc.	2,584
34	Washington Trust Bancorp, Inc.	1,243
153	Webster Financial Corp.	3,504
757	Wells Fargo & Co.	21,726
96	WesBanco, Inc.	2,275
143	Western Alliance Bancorp	4,377
230	Wintrust Financial Corp.	7,558
314	Zions Bancorp N.A.	8,403
		616,756

	Beverages — 0.1%
5	Boston Beer (The) Co., Inc., Class A (a)	1,838
6	Coca-Cola Consolidated, Inc.	1,251
227	Molson Coors Beverage Co., Class B	8,855
35	National Beverage Corp. (a)	1,493
		13,437

	Biotechnology — 3.8%
169	ACADIA Pharmaceuticals, Inc. (a)	7,140
137	Acceleron Pharma, Inc. (a)	12,312
38	Agios Pharmaceuticals, Inc. (a)	1,348
571	Akebia Therapeutics, Inc. (a)	4,328
177	Alnylam Pharmaceuticals, Inc. (a)	19,266
35	Anika Therapeutics, Inc. (a)	1,012
143	Arrowhead Pharmaceuticals, Inc. (a)	4,114
229	Biogen, Inc. (a)	72,451
137	ChemoCentryx, Inc. (a)	5,505
149	CRISPR Therapeutics AG (a)	6,319
410	Dicerna Pharmaceuticals, Inc. (a)	7,532
30	Eagle Pharmaceuticals, Inc. (a)	1,380

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Biotechnology (Continued)
368	Epizyme, Inc. (a)	$5,708
278	Fate Therapeutics, Inc. (a)	6,174
95	FibroGen, Inc. (a)	3,301
436	Flexion Therapeutics, Inc. (a)	3,431
154	Heron Therapeutics, Inc. (a)	1,808
170	Immunomedics, Inc. (a)	2,292
156	Incyte Corp. (a)	11,424
59	Intercept Pharmaceuticals, Inc. (a)	3,715
544	Ironwood Pharmaceuticals, Inc. (a)	5,489
283	Karyopharm Therapeutics, Inc. (a)	5,436
87	Ligand Pharmaceuticals, Inc. (a) (b)	6,327
95	Mirati Therapeutics, Inc. (a)	7,303
208	Moderna, Inc. (a)	6,230
184	Momenta Pharmaceuticals, Inc. (a)	5,005
54	Natera, Inc. (a)	1,612
190	Neurocrine Biosciences, Inc. (a)	16,444
165	Principia Biopharma, Inc. (a)	9,798
38	PTC Therapeutics, Inc. (a)	1,695
72	Regeneron Pharmaceuticals, Inc. (a)	35,157
32	Sarepta Therapeutics, Inc. (a)	3,130
594	Seattle Genetics, Inc. (a)	68,536
325	TG Therapeutics, Inc. (a)	3,198
110	Vanda Pharmaceuticals, Inc. (a)	1,140
130	Veracyte, Inc. (a)	3,160
248	Vertex Pharmaceuticals, Inc. (a)	59,012
		419,232

	Building Products — 1.2%
257	A.O. Smith Corp.	9,717
140	Advanced Drainage Systems, Inc.	4,122
131	Allegion PLC	12,055
52	American Woodmark Corp. (a)	2,370
167	Apogee Enterprises, Inc.	3,477
43	Armstrong World Industries, Inc.	3,415
213	Builders FirstSource, Inc. (a)	2,605
848	Cornerstone Building Brands, Inc. (a)	3,867
71	CSW Industrials, Inc.	4,604
125	Fortune Brands Home & Security, Inc.	5,406
36	Gibraltar Industries, Inc. (a)	1,545
177	Griffon Corp.	2,239
77	JELD-WEN Holding, Inc. (a)	749
424	Masco Corp.	14,658
313	Owens Corning	12,147
138	Patrick Industries, Inc.	3,886
486	PGT Innovations, Inc. (a)	4,077
454	Resideo Technologies, Inc. (a)	2,197
68	Simpson Manufacturing Co., Inc.	4,215
264	Trane Technologies PLC	21,804
91	Trex Co., Inc. (a)	7,293
114	Universal Forest Products, Inc.	4,240
		130,688

	Capital Markets — 4.3%
254	Ares Management Corp., Class A	7,856

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
91	Bain Capital Specialty Finance, Inc. (b)	$844
809	Bank of New York Mellon (The) Corp.	27,247
243	Blackstone Group (The), Inc., Class A	11,073
69	Blucora, Inc. (a)	831
34	Cboe Global Markets, Inc.	3,034
58	Cohen & Steers, Inc.	2,636
269	E*TRADE Financial Corp.	9,232
262	Eaton Vance Corp.	8,449
15	FactSet Research Systems, Inc.	3,910
184	Focus Financial Partners, Inc., Class A (a)	4,234
2,611	Franklin Resources, Inc.	43,578
236	Goldman Sachs Group (The), Inc.	36,483
74	Houlihan Lokey, Inc.	3,857
74	INTL. FCStone, Inc. (a)	2,683
906	Invesco Ltd.	8,226
204	Lazard Ltd., Class A	4,806
221	LPL Financial Holdings, Inc.	12,029
143	MarketAxess Holdings, Inc.	47,558
58	Moelis & Co., Class A	1,630
171	Moody’s Corp.	36,167
797	Morgan Stanley	27,098
27	Morningstar, Inc.	3,139
105	MSCI, Inc.	30,341
1,679	Oaktree Specialty Lending Corp.	5,440
46	Piper Sandler Cos.	2,326
40	PJT Partners, Inc., Class A	1,736
137	Raymond James Financial, Inc.	8,658
99	S&P Global, Inc.	24,260
124	SEI Investments Co.	5,746
343	State Street Corp.	18,272
269	Stifel Financial Corp.	11,104
446	T. Rowe Price Group, Inc.	43,552
270	TCG BDC, Inc.	1,409
432	Victory Capital Holdings, Inc., Class A (b)	7,068
45	Virtus Investment Partners, Inc.	3,425
541	Waddell & Reed Financial, Inc., Class A	6,157
		476,094

	Chemicals — 2.3%
279	Albemarle Corp.	15,727
266	Ashland Global Holdings, Inc.	13,319
133	Axalta Coating Systems Ltd. (a)	2,297
114	Cabot Corp.	2,978
256	CF Industries Holdings, Inc.	6,963
399	Chemours (The) Co.	3,539
635	DuPont de Nemours, Inc.	21,654
257	Eastman Chemical Co.	11,971
155	Element Solutions, Inc. (a)	1,296

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals (Continued)
122	Ferro Corp. (a)	$1,142
163	FMC Corp.	13,316
105	H.B. Fuller Co.	2,933
675	Huntsman Corp.	9,740
18	Innospec, Inc.	1,251
47	Koppers Holdings, Inc. (a)	581
358	Kraton Corp. (a)	2,900
541	Kronos Worldwide, Inc.	4,566
633	Livent Corp. (a)	3,323
719	LyondellBasell Industries N.V., Class A	35,684
157	Minerals Technologies, Inc.	5,693
753	Mosaic (The) Co.	8,147
17	NewMarket Corp.	6,509
525	Olin Corp.	6,127
153	Scotts Miracle-Gro (The) Co.	15,667
70	Sherwin-Williams (The) Co.	32,166
35	Stepan Co.	3,096
405	Tredegar Corp.	6,330
194	Trinseo S.A.	3,513
190	Valvoline, Inc.	2,487
290	Westlake Chemical Corp.	11,069
		255,984

	Commercial Services & Supplies — 1.4%
144	ABM Industries, Inc.	3,508
967	ACCO Brands Corp.	4,883
1,541	ADT, Inc. (b)	6,657
32	Brady Corp., Class A	1,444
322	BrightView Holdings, Inc. (a)	3,561
135	Brink’s (The) Co.	7,027
79	Casella Waste Systems, Inc., Class A (a)	3,086
43	Cimpress PLC (a)	2,288
50	Cintas Corp.	8,661
48	Clean Harbors, Inc. (a)	2,464
597	Copart, Inc. (a)	40,907
74	Healthcare Services Group, Inc.	1,769
230	Heritage-Crystal Clean, Inc. (a)	3,735
174	Herman Miller, Inc.	3,863
145	HNI Corp.	3,653
326	Interface, Inc.	2,465
331	KAR Auction Services, Inc.	3,972
262	Kimball International, Inc., Class B	3,120
214	Knoll, Inc.	2,209
71	McGrath RentCorp	3,719
96	Mobile Mini, Inc.	2,518
97	MSA Safety, Inc.	9,816
152	Republic Services, Inc.	11,409
43	SP Plus Corp. (a)	892
265	Steelcase, Inc., Class A	2,616
142	Tetra Tech, Inc.	10,028
27	UniFirst Corp.	4,079

Shares	Description	Value
	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
27	Viad Corp.	$573
		154,922

	Communications Equipment — 0.7%
191	Ciena Corp. (a)	7,604
283	Cisco Systems, Inc.	11,125
102	Comtech Telecommunications Corp.	1,356
125	EchoStar Corp., Class A (a)	3,996
245	Extreme Networks, Inc. (a)	757
59	F5 Networks, Inc. (a)	6,291
496	Juniper Networks, Inc.	9,493
257	Lumentum Holdings, Inc. (a)	18,941
108	Ubiquiti, Inc.	15,291
56	ViaSat, Inc. (a)	2,011
361	Viavi Solutions, Inc. (a)	4,047
		80,912

	Construction & Engineering — 0.8%
472	AECOM (a)	14,089
206	Ameresco, Inc., Class A (a)	3,508
203	Arcosa, Inc.	8,067
109	Comfort Systems USA, Inc.	3,984
428	Construction Partners, Inc., Class A (a)	7,229
154	Dycom Industries, Inc. (a)	3,950
189	EMCOR Group, Inc.	11,590
319	Great Lakes Dredge & Dock Corp. (a)	2,648
318	MasTec, Inc. (a)	10,408
326	Primoris Services Corp.	5,183
400	Quanta Services, Inc.	12,692
36	Valmont Industries, Inc.	3,815
490	WillScot Corp. (a)	4,964
		92,127

	Construction Materials — 0.2%
146	Martin Marietta Materials, Inc.	27,628

	Consumer Finance — 1.5%
1,778	Ally Financial, Inc.	25,657
528	Capital One Financial Corp.	26,622
480	Discover Financial Services	17,122
256	Encore Capital Group, Inc. (a)	5,985
376	Enova International, Inc. (a)	5,448
389	Green Dot Corp., Class A (a)	9,877
14	LendingTree, Inc. (a)	2,567
527	Navient Corp.	3,995
511	OneMain Holdings, Inc.	9,770
50	PRA Group, Inc. (a)	1,386
872	Santander Consumer USA Holdings, Inc.	12,129
2,286	SLM Corp.	16,436

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Consumer Finance (Continued)
1,886	Synchrony Financial	$30,346
		167,340

	Containers & Packaging — 1.2%
125	Avery Dennison Corp.	12,734
172	Berry Global Group, Inc. (a)	5,798
281	Crown Holdings, Inc. (a)	16,309
734	Graphic Packaging Holding Co.	8,955
164	Greif, Inc., Class A	5,099
1,180	International Paper Co.	36,733
182	Packaging Corp. of America	15,803
102	Sealed Air Corp.	2,521
58	Silgan Holdings, Inc.	1,683
198	Sonoco Products Co.	9,177
475	WestRock Co.	13,424
		128,236

	Distributors — 0.2%
133	Core-Mark Holding Co., Inc.	3,800
228	LKQ Corp. (a)	4,676
58	Pool Corp.	11,413
		19,889

	Diversified Consumer Services — 0.4%
259	Adtalem Global Education, Inc. (a)	6,939
215	Chegg, Inc. (a)	7,693
14	Graham Holdings Co., Class B	4,776
521	H&R Block, Inc.	7,336
577	Houghton Mifflin Harcourt Co. (a)	1,085
410	Laureate Education, Inc., Class A (a)	4,309
196	Perdoceo Education Corp. (a)	2,115
77	Strategic Education, Inc.	10,761
		45,014

	Diversified Financial Services — 0.5%
120	Berkshire Hathaway, Inc., Class B (a)	21,940
195	Cannae Holdings, Inc. (a)	6,531
658	Equitable Holdings, Inc.	9,508
169	FGL Holdings	1,656
572	Jefferies Financial Group, Inc.	7,819
200	Voya Financial, Inc.	8,110
		55,564

	Diversified Telecommunication Services — 0.9%
1,390	AT&T, Inc.	40,519
65	ATN International, Inc.	3,816
55	Cogent Communications Holdings, Inc.	4,508
230	GCI Liberty, Inc., Class A (a)	13,103
664	Verizon Communications, Inc.	35,677
		97,623

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities — 2.7%
201	ALLETE, Inc.	$12,197
74	Alliant Energy Corp.	3,573
287	American Electric Power Co., Inc.	22,954
595	Duke Energy Corp.	48,124
227	Entergy Corp.	21,331
626	Evergy, Inc.	34,461
1,191	Exelon Corp.	43,841
279	FirstEnergy Corp.	11,180
174	Hawaiian Electric Industries, Inc.	7,491
76	IDACORP, Inc.	6,672
102	NRG Energy, Inc.	2,780
366	OGE Energy Corp.	11,247
181	Pinnacle West Capital Corp.	13,718
292	Portland General Electric Co.	13,998
1,514	PPL Corp.	37,366
214	Xcel Energy, Inc.	12,904
		303,837

	Electrical Equipment — 1.3%
118	Acuity Brands, Inc.	10,108
272	AMETEK, Inc.	19,589
224	Atkore International Group, Inc. (a)	4,720
158	AZZ, Inc.	4,443
485	Bloom Energy Corp., Class A (a)	2,537
430	Eaton Corp. PLC	33,407
356	Emerson Electric Co.	16,963
126	Encore Wire Corp.	5,291
49	EnerSys	2,426
203	Generac Holdings, Inc. (a)	18,913
55	Hubbell, Inc.	6,311
2,865	Plug Power, Inc. (a) (b)	10,142
85	Regal Beloit Corp.	5,351
68	Thermon Group Holdings, Inc. (a)	1,025
78	Vicor Corp. (a)	3,474
497	Vivint Solar, Inc. (a)	2,172
		146,872

	Electronic Equipment, Instruments & Components — 2.2%
125	Amphenol Corp., Class A	9,110
384	Avnet, Inc.	9,638
28	Badger Meter, Inc.	1,501
158	Benchmark Electronics, Inc.	3,158
475	CDW Corp.	44,303
145	Cognex Corp.	6,122
11	Coherent, Inc. (a)	1,171
118	Dolby Laboratories, Inc., Class A	6,397
64	ePlus, Inc. (a)	4,008
112	Fabrinet (a)	6,111
156	FLIR Systems, Inc.	4,975
54	II-VI, Inc. (a)	1,539
52	Insight Enterprises, Inc. (a)	2,191
86	Itron, Inc. (a)	4,801
197	Jabil, Inc.	4,842
265	Keysight Technologies, Inc. (a)	22,175

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
341	Knowles Corp. (a)	$4,563
22	Littelfuse, Inc.	2,935
184	Methode Electronics, Inc.	4,863
113	MTS Systems Corp.	2,543
96	National Instruments Corp.	3,176
109	PC Connection, Inc.	4,492
24	Plexus Corp. (a)	1,309
211	Sanmina Corp. (a)	5,756
196	ScanSource, Inc. (a)	4,192
127	SYNNEX Corp.	9,284
567	TE Connectivity Ltd.	35,710
98	Trimble, Inc. (a)	3,119
480	TTM Technologies, Inc. (a)	4,963
424	Vishay Intertechnology, Inc.	6,110
80	Zebra Technologies Corp., Class A (a)	14,688
		239,745

	Energy Equipment & Services — 0.3%
53	Apergy Corp. (a) (b)	305
2,220	Halliburton Co.	15,207
749	Helix Energy Solutions Group, Inc. (a)	1,229
269	Helmerich & Payne, Inc.	4,210
2,505	Nabors Industries Ltd.	977
121	Oceaneering International, Inc. (a)	356
111	Oil States International, Inc. (a)	225
515	Patterson-UTI Energy, Inc.	1,210
160	ProPetro Holding Corp. (a)	400
689	RPC, Inc. (b)	1,419
168	SEACOR Holdings, Inc. (a)	4,529
		30,067

	Entertainment — 1.2%
229	Activision Blizzard, Inc.	13,621
996	AMC Entertainment Holdings, Inc., Class A (b)	3,147
361	Cinemark Holdings, Inc.	3,679
631	Electronic Arts, Inc. (a)	63,207
295	Liberty Media Corp.-Liberty Formula One, Class C (a)	8,033
380	Live Nation Entertainment, Inc. (a)	17,275
14	Madison Square Garden (The) Co., Class A (a)	2,960
228	Marcus (The) Corp.	2,809
152	Roku, Inc. (a)	13,297
1,331	Zynga, Inc., Class A (a)	9,117
		137,145

	Equity Real Estate Investment Trusts — 2.4%
69	Acadia Realty Trust	855
272	American Finance Trust, Inc.	1,700

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
155	American Homes 4 Rent, Class A	$3,596
555	Apple Hospitality REIT, Inc.	5,089
566	Brixmor Property Group, Inc.	5,377
295	Chatham Lodging Trust	1,752
521	CoreCivic, Inc.	5,820
99	Cousins Properties, Inc.	2,898
62	CyrusOne, Inc.	3,829
488	DiamondRock Hospitality Co.	2,479
213	Diversified Healthcare Trust	773
93	Douglas Emmett, Inc.	2,837
118	Duke Realty Corp.	3,821
229	Easterly Government Properties, Inc.	5,643
31	EastGroup Properties, Inc.	3,239
620	Equity Commonwealth	19,660
116	Equity LifeStyle Properties, Inc.	6,668
98	First Industrial Realty Trust, Inc.	3,257
632	Franklin Street Properties Corp.	3,621
284	Gaming and Leisure Properties, Inc.	7,870
435	GEO Group (The), Inc.	5,290
56	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,143
83	Highwoods Properties, Inc.	2,940
3,660	Host Hotels & Resorts, Inc.	40,406
216	Hudson Pacific Properties, Inc.	5,478
128	Independence Realty Trust, Inc.	1,144
624	iStar, Inc.	6,621
97	Kilroy Realty Corp.	6,179
590	Kimco Realty Corp.	5,705
91	Lamar Advertising Co., Class A	4,666
38	Life Storage, Inc.	3,593
605	Macerich (The) Co.	3,406
193	Medical Properties Trust, Inc.	3,337
304	Outfront Media, Inc.	4,098
630	Park Hotels & Resorts, Inc.	4,983
304	Pebblebrook Hotel Trust	3,311
152	Prologis, Inc.	12,216
89	Rexford Industrial Realty, Inc.	3,650
409	RLJ Lodging Trust	3,157
94	Ryman Hospitality Properties, Inc.	3,370
90	Safehold, Inc.	5,691
670	Service Properties Trust	3,618
89	SL Green Realty Corp.	3,836
83	Spirit Realty Capital, Inc.	2,170
109	STORE Capital Corp.	1,975
734	Summit Hotel Properties, Inc.	3,097
54	Sun Communities, Inc.	6,742
518	Sunstone Hotel Investors, Inc.	4,512
367	Tanger Factory Outlet Centers, Inc. (b)	1,835
46	Universal Health Realty Income Trust	4,637
158	VICI Properties, Inc.	2,629
306	Vornado Realty Trust	11,080

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
334	Xenia Hotels & Resorts, Inc.	$3,440
		270,739

	Food & Staples Retailing — 1.4%
287	Andersons (The), Inc.	5,381
77	Casey’s General Stores, Inc.	10,202
48	Chefs’ Warehouse (The), Inc. (a)	483
191	Ingles Markets, Inc., Class A	6,906
1,872	Kroger (The) Co.	56,385
79	Performance Food Group Co. (a)	1,953
26	PriceSmart, Inc.	1,366
281	Sprouts Farmers Market, Inc. (a)	5,224
292	US Foods Holding Corp. (a)	5,171
921	Walgreens Boots Alliance, Inc.	42,136
114	Walmart, Inc.	12,953
224	Weis Markets, Inc.	9,332
		157,492

	Food Products — 2.3%
879	Archer-Daniels-Midland Co.	30,923
505	B&G Foods, Inc. (b)	9,135
793	Conagra Brands, Inc.	23,267
129	Darling Ingredients, Inc. (a)	2,473
374	Flowers Foods, Inc.	7,675
207	Fresh Del Monte Produce, Inc.	5,715
123	Freshpet, Inc. (a)	7,856
507	General Mills, Inc.	26,754
301	Hormel Foods Corp.	14,039
175	Ingredion, Inc.	13,213
391	J.M. Smucker (The) Co.	43,401
20	John B Sanfilippo & Son, Inc.	1,788
142	Lamb Weston Holdings, Inc.	8,108
25	Lancaster Colony Corp.	3,616
247	Mondelez International, Inc., Class A	12,370
249	Pilgrim’s Pride Corp. (a)	4,512
37	Post Holdings, Inc. (a)	3,070
63	Simply Good Foods (The) Co. (a)	1,213
597	Tyson Foods, Inc., Class A	34,548
		253,676

	Gas Utilities — 0.6%
121	Atmos Energy Corp.	12,007
438	National Fuel Gas Co.	16,333
183	New Jersey Resources Corp.	6,216
87	ONE Gas, Inc.	7,275
215	Southwest Gas Holdings, Inc.	14,955
147	Spire, Inc.	10,949
180	UGI Corp.	4,801
		72,536

	Health Care Equipment & Supplies — 2.2%
49	Align Technology, Inc. (a)	8,523
1,919	Antares Pharma, Inc. (a)	4,529

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
75	Cardiovascular Systems, Inc. (a)	$2,641
65	CONMED Corp.	3,722
310	DexCom, Inc. (a)	83,474
116	Edwards Lifesciences Corp. (a)	21,880
92	Globus Medical, Inc., Class A (a)	3,913
72	Hill-Rom Holdings, Inc.	7,243
95	Insulet Corp. (a)	15,740
101	LeMaitre Vascular, Inc.	2,517
26	Masimo Corp. (a)	4,605
62	Nevro Corp. (a)	6,199
242	Novocure Ltd. (a)	16,296
94	NuVasive, Inc. (a)	4,762
116	OrthoPediatrics Corp. (a)	4,598
74	Penumbra, Inc. (a)	11,938
48	Quidel Corp. (a)	4,695
103	STAAR Surgical Co. (a)	3,323
107	Tactile Systems Technology, Inc. (a)	4,297
68	Tandem Diabetes Care, Inc. (a)	4,376
36	Teleflex, Inc.	10,543
57	Varian Medical Systems, Inc. (a)	5,852
54	West Pharmaceutical Services, Inc.	8,221
		243,887

	Health Care Providers & Services — 3.5%
75	Addus HomeCare Corp. (a)	5,070
122	Amedisys, Inc. (a)	22,392
29	AMN Healthcare Services, Inc. (a)	1,677
45	Anthem, Inc.	10,217
432	Centene Corp. (a)	25,665
28	Chemed Corp.	12,130
199	Cigna Corp.	35,259
41	CorVel Corp. (a)	2,235
366	CVS Health Corp.	21,715
109	DaVita, Inc. (a)	8,291
118	Encompass Health Corp.	7,556
40	Ensign Group (The), Inc.	1,504
156	Guardant Health, Inc. (a)	10,858
327	Hanger, Inc. (a)	5,095
368	HCA Healthcare, Inc.	33,065
165	HealthEquity, Inc. (a)	8,347
122	Henry Schein, Inc. (a)	6,163
74	Humana, Inc.	23,237
241	Laboratory Corp. of America Holdings (a)	30,460
148	LHC Group, Inc. (a)	20,750
23	Magellan Health, Inc. (a)	1,107
120	Molina Healthcare, Inc. (a)	16,765
84	National HealthCare Corp.	6,025
55	National Research Corp.	2,501
120	Option Care Health, Inc. (a)	1,136
176	Patterson Cos., Inc.	2,691
254	Quest Diagnostics, Inc.	20,396
698	R1 RCM, Inc. (a)	6,345

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
446	RadNet, Inc. (a)	$4,687
77	Select Medical Holdings Corp. (a)	1,155
266	Tivity Health, Inc. (a)	1,673
379	Universal Health Services, Inc., Class B	37,551
		393,718

	Health Care Technology — 0.4%
289	Inovalon Holdings, Inc., Class A (a)	4,815
98	Inspire Medical Systems, Inc. (a)	5,908
243	Teladoc Health, Inc. (a)	37,667
		48,390

	Hotels, Restaurants & Leisure — 2.1%
188	Aramark	3,754
191	BJ’s Restaurants, Inc.	2,653
82	Bloomin’ Brands, Inc.	585
302	Boyd Gaming Corp.	4,355
1,336	Carnival Corp. (b)	17,595
93	Cheesecake Factory (The), Inc.	1,588
32	Chipotle Mexican Grill, Inc. (a)	20,941
118	Choice Hotels International, Inc.	7,227
148	Churchill Downs, Inc.	15,237
79	Cracker Barrel Old Country Store, Inc.	6,574
125	Darden Restaurants, Inc.	6,807
45	Dave & Buster’s Entertainment, Inc.	589
43	Dine Brands Global, Inc.	1,233
28	Domino’s Pizza, Inc.	9,074
152	Eldorado Resorts, Inc. (a) (b)	2,189
403	Everi Holdings, Inc. (a)	1,330
158	Hilton Grand Vacations, Inc. (a)	2,492
81	Hyatt Hotels Corp., Class A	3,880
179	Marriott International, Inc., Class A	13,391
32	Marriott Vacations Worldwide Corp.	1,779
2,041	MGM Resorts International	24,084
75	Monarch Casino & Resort, Inc. (a)	2,105
349	Norwegian Cruise Line Holdings Ltd. (a)	3,825
354	Penn National Gaming, Inc. (a)	4,478
164	Planet Fitness, Inc., Class A (a)	7,987
429	Playa Hotels & Resorts N.V. (a)	751
407	Royal Caribbean Cruises Ltd.	13,093
337	Scientific Games Corp. (a)	3,269
171	SeaWorld Entertainment, Inc. (a)	1,884
145	Texas Roadhouse, Inc.	5,989
281	Twin River Worldwide Holdings, Inc.	3,656
17	Vail Resorts, Inc.	2,511
734	Wendy’s (The) Co.	10,922
79	Wyndham Destinations, Inc.	1,714
324	Wyndham Hotels & Resorts, Inc.	10,209

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
293	Wynn Resorts Ltd.	$17,636
		237,386

	Household Durables — 2.3%
9	Cavco Industries, Inc. (a)	1,304
331	Century Communities, Inc. (a)	4,803
1,286	D.R. Horton, Inc.	43,724
557	Garmin Ltd.	41,753
91	Helen of Troy Ltd. (a)	13,107
131	Installed Building Products, Inc. (a)	5,223
211	KB Home	3,819
115	La-Z-Boy, Inc.	2,363
160	Leggett & Platt, Inc.	4,269
1,216	Lennar Corp., Class A	46,451
26	LGI Homes, Inc. (a)	1,174
95	M.D.C. Holdings, Inc.	2,204
230	M/I Homes, Inc. (a)	3,802
148	Meritage Homes Corp. (a)	5,404
149	Mohawk Industries, Inc. (a)	11,360
3	NVR, Inc. (a)	7,707
525	PulteGroup, Inc.	11,718
113	Skyline Champion Corp. (a)	1,772
414	Taylor Morrison Home Corp. (a)	4,554
234	Tempur Sealy International, Inc. (a)	10,228
516	Toll Brothers, Inc.	9,933
88	TopBuild Corp. (a)	6,304
581	TRI Pointe Group, Inc. (a)	5,095
110	Whirlpool Corp.	9,438
		257,509

	Household Products — 0.1%
185	Central Garden & Pet Co., Class A (a)	4,730
144	Energizer Holdings, Inc.	4,356
		9,086

	Independent Power and Renewable Electricity Producers — 0.3%
819	AES Corp.	11,138
24	Ormat Technologies, Inc.	1,624
117	TerraForm Power, Inc., Class A	1,845
886	Vistra Energy Corp.	14,141
		28,748

	Industrial Conglomerates — 0.1%
76	Carlisle Cos., Inc.	9,521

	Insurance — 4.7%
513	Aflac, Inc.	17,565
362	Allstate (The) Corp.	33,206
335	Ambac Financial Group, Inc. (a)	4,134
74	American Financial Group, Inc.	5,186
1,058	American International Group, Inc.	25,656
62	American National Insurance Co.	5,108

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
27	AMERISAFE, Inc.	$1,741
1,267	Arch Capital Group Ltd. (a)	36,059
31	Assurant, Inc.	3,227
332	Assured Guaranty Ltd.	8,562
433	Athene Holding Ltd., Class A (a)	10,747
69	Axis Capital Holdings Ltd.	2,667
519	Brighthouse Financial, Inc. (a)	12,544
310	Brown & Brown, Inc.	11,228
129	Cincinnati Financial Corp.	9,733
398	CNO Financial Group, Inc.	4,931
75	eHealth, Inc. (a)	10,561
217	Employers Holdings, Inc.	8,791
44	Enstar Group Ltd. (a)	6,998
15	Everest Re Group Ltd.	2,886
65	FBL Financial Group, Inc., Class A	3,034
359	Fidelity National Financial, Inc.	8,932
349	First American Financial Corp.	14,801
77	Globe Life, Inc.	5,542
60	Hanover Insurance Group (The), Inc.	5,435
670	Hartford Financial Services Group (The), Inc.	23,611
83	Horace Mann Educators Corp.	3,037
210	Kemper Corp.	15,618
36	Kinsale Capital Group, Inc.	3,763
230	Lincoln National Corp.	6,054
244	Marsh & McLennan Cos., Inc.	21,096
1,066	MetLife, Inc.	32,588
410	National General Holdings Corp.	6,785
25	National Western Life Group, Inc., Class A	4,300
729	Old Republic International Corp.	11,117
62	Primerica, Inc.	5,486
741	Principal Financial Group, Inc.	23,223
435	Prudential Financial, Inc.	22,681
75	Reinsurance Group of America, Inc.	6,310
62	RenaissanceRe Holdings Ltd.	9,258
187	Selective Insurance Group, Inc.	9,294
297	Travelers (The) Cos., Inc.	29,507
193	Trupanion, Inc. (a)	5,024
259	Universal Insurance Holdings, Inc.	4,641
699	Unum Group	10,492
6	White Mountains Insurance Group Ltd.	5,460
		518,619

	Interactive Media & Services — 1.4%
30	Alphabet, Inc., Class A (a)	34,859
264	EverQuote, Inc., Class A (a)	6,930
198	Facebook, Inc., Class A (a)	33,026
164	IAC/InterActiveCorp (a)	29,394
198	Match Group, Inc. (a) (b)	13,076
1,663	Snap, Inc., Class A (a)	19,773
267	TripAdvisor, Inc.	4,643

Shares	Description	Value
	Common Stocks (Continued)
	Interactive Media & Services (Continued)
355	Zillow Group, Inc., Class C (a)	$12,787
		154,488

	Internet & Direct Marketing Retail — 0.2%
183	Quotient Technology, Inc. (a)	1,189
967	Qurate Retail, Inc., Series A (a)	5,904
84	Shutterstock, Inc.	2,701
65	Stamps.com, Inc. (a)	8,455
281	Stitch Fix, Inc., Class A (a) (b)	3,569
		21,818

	IT Services — 2.3%
63	Black Knight, Inc. (a)	3,658
172	Booz Allen Hamilton Holding Corp.	11,806
33	CACI International, Inc., Class A (a)	6,968
32	Cass Information Systems, Inc.	1,125
876	Cognizant Technology Solutions Corp., Class A	40,708
105	CSG Systems International, Inc.	4,394
360	DXC Technology Co.	4,698
96	EPAM Systems, Inc. (a)	17,823
26	Euronet Worldwide, Inc. (a)	2,229
52	ExlService Holdings, Inc. (a)	2,705
386	Genpact Ltd.	11,271
101	International Business Machines Corp.	11,204
28	Jack Henry & Associates, Inc.	4,347
267	KBR, Inc.	5,522
208	Leidos Holdings, Inc.	19,063
188	LiveRamp Holdings, Inc. (a)	6,189
23	ManTech International Corp., Class A	1,671
91	Mastercard, Inc., Class A	21,982
219	MAXIMUS, Inc.	12,746
62	MongoDB, Inc. (a)	8,465
162	NIC, Inc.	3,726
118	Okta, Inc. (a)	14,427
197	Perficient, Inc. (a)	5,337
308	Perspecta, Inc.	5,618
362	Sabre Corp.	2,147
47	Science Applications International Corp.	3,508
147	Sykes Enterprises, Inc. (a)	3,987
458	Unisys Corp. (a)	5,656
456	Western Union (The) Co.	8,267
39	WEX, Inc. (a)	4,077
		255,324

	Leisure Products — 0.3%
56	Acushnet Holdings Corp.	1,440
342	Callaway Golf Co.	3,495
94	Johnson Outdoors, Inc., Class A	5,894
177	Malibu Boats, Inc., Class A (a)	5,096

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Leisure Products (Continued)
80	Polaris, Inc.	$3,852
116	Sturm Ruger & Co., Inc.	5,906
260	YETI Holdings, Inc. (a)	5,075
		30,758

	Life Sciences Tools & Services — 0.9%
159	Agilent Technologies, Inc.	11,388
33	Bio-Rad Laboratories, Inc., Class A (a)	11,568
19	Bio-Techne Corp.	3,603
240	Bruker Corp.	8,606
80	Charles River Laboratories International, Inc. (a)	10,097
65	Medpace Holdings, Inc. (a)	4,770
310	NeoGenomics, Inc. (a)	8,559
110	PRA Health Sciences, Inc. (a)	9,134
132	Repligen Corp. (a)	12,743
68	Syneos Health, Inc. (a)	2,681
42	Thermo Fisher Scientific, Inc.	11,911
		95,060

	Machinery — 3.6%
211	AGCO Corp.	9,970
29	Alamo Group, Inc.	2,575
84	Allison Transmission Holdings, Inc.	2,739
200	Altra Industrial Motion Corp.	3,498
59	Barnes Group, Inc.	2,468
184	Caterpillar, Inc.	21,351
45	Columbus McKinnon Corp.	1,125
189	Crane Co.	9,295
379	Cummins, Inc.	51,286
71	Donaldson Co., Inc.	2,743
59	ESCO Technologies, Inc.	4,479
381	Evoqua Water Technologies Corp. (a)	4,271
168	Federal Signal Corp.	4,583
82	Flowserve Corp.	1,959
889	Fortive Corp.	49,064
95	Franklin Electric Co., Inc.	4,477
48	Gorman-Rupp (The) Co.	1,498
78	Graco, Inc.	3,801
279	Greenbrier (The) Cos., Inc.	4,950
117	Helios Technologies, Inc.	4,437
54	Hillenbrand, Inc.	1,032
31	Hyster-Yale Materials Handling, Inc.	1,243
151	Illinois Tool Works, Inc.	21,460
334	Ingersoll Rand, Inc. (a)	8,283
165	ITT, Inc.	7,484
72	John Bean Technologies Corp.	5,347
69	Kadant, Inc.	5,151
126	Lincoln Electric Holdings, Inc.	8,694
345	Meritor, Inc. (a)	4,571
114	Mueller Industries, Inc.	2,729

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
301	Mueller Water Products, Inc., Class A	$2,411
63	Navistar International Corp. (a)	1,039
50	Nordson Corp.	6,754
215	Oshkosh Corp.	13,831
858	PACCAR, Inc.	52,450
66	Parker-Hannifin Corp.	8,562
56	Rexnord Corp.	1,270
120	Snap-on, Inc.	13,058
68	Standex International Corp.	3,333
129	Timken (The) Co.	4,172
205	Toro (The) Co.	13,343
326	Trinity Industries, Inc.	5,239
614	Wabash National Corp.	4,433
36	Watts Water Technologies, Inc., Class A	3,047
138	Woodward, Inc.	8,203
		397,708

	Marine — 0.1%
91	Kirby Corp. (a)	3,956
133	Matson, Inc.	4,072
		8,028

	Media — 3.0%
447	Altice USA, Inc., Class A (a)	9,964
183	AMC Networks, Inc., Class A (a)	4,449
11	Cable One, Inc.	18,084
144	Cardlytics, Inc. (a)	5,034
140	Charter Communications, Inc., Class A (a)	61,083
906	Comcast Corp., Class A	31,148
2,072	Discovery, Inc., Class A (a)	40,280
459	DISH Network Corp., Class A (a)	9,175
345	E.W. Scripps (The) Co., Class A	2,601
1,830	Fox Corp., Class A	43,243
565	Gannett Co., Inc.	836
422	Gray Television, Inc. (a)	4,532
529	Interpublic Group of Cos. (The), Inc.	8,565
149	John Wiley & Sons, Inc., Class A	5,586
278	Liberty Latin America Ltd., Class C (a)	2,852
253	New York Times (The) Co., Class A	7,770
139	Nexstar Media Group, Inc., Class A	8,025
94	Scholastic Corp.	2,396
7,597	Sirius XM Holdings, Inc. (b)	37,529
278	TechTarget, Inc. (a)	5,730
434	TEGNA, Inc.	4,713
1,294	ViacomCBS, Inc., Class B	18,129
		331,724

	Metals & Mining — 1.6%
437	Allegheny Technologies, Inc. (a)	3,714
859	Cleveland-Cliffs, Inc.	3,393
407	Commercial Metals Co.	6,427

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining (Continued)
49	Kaiser Aluminum Corp.	$3,395
1,561	Newmont Corp.	70,682
1,207	Nucor Corp.	43,476
170	Reliance Steel & Aluminum Co.	14,890
33	Royal Gold, Inc.	2,894
598	Steel Dynamics, Inc.	13,479
790	United States Steel Corp. (b)	4,985
427	Warrior Met Coal, Inc.	4,535
86	Worthington Industries, Inc.	2,258
		174,128

	Mortgage Real Estate Investment Trusts — 0.1%
251	Arbor Realty Trust, Inc.	1,230
109	Blackstone Mortgage Trust, Inc., Class A	2,029
947	MFA Financial, Inc.	1,468
81	PennyMac Mortgage Investment Trust	860
327	Starwood Property Trust, Inc.	3,352
		8,939

	Multiline Retail — 0.7%
314	Big Lots, Inc.	4,465
123	Dillard’s, Inc., Class A (b)	4,545
174	Dollar General Corp.	26,276
400	Kohl’s Corp.	5,836
1,198	Macy’s, Inc.	5,882
299	Nordstrom, Inc.	4,587
62	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,873
212	Target Corp.	19,709
		74,173

	Multi-Utilities — 1.7%
354	Ameren Corp.	25,782
151	Avista Corp.	6,416
1,494	CenterPoint Energy, Inc.	23,082
450	Consolidated Edison, Inc.	35,100
209	DTE Energy Co.	19,849
549	MDU Resources Group, Inc.	11,803
439	NiSource, Inc.	10,962
690	Public Service Enterprise Group, Inc.	30,988
179	Sempra Energy	20,225
		184,207

	Oil, Gas & Consumable Fuels — 3.2%
3,164	Antero Resources Corp. (a) (b)	2,256
478	Apache Corp.	1,998
126	Arch Coal, Inc., Class A	3,641
956	Berry Corp.	2,304
1,867	Callon Petroleum Co. (a)	1,023
10,921	Chesapeake Energy Corp. (a)	1,886
563	Chevron Corp.	40,795

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
388	Cimarex Energy Co.	$6,530
1,019	CNX Resources Corp. (a)	5,421
1,100	Comstock Resources, Inc. (a)	5,929
1,044	ConocoPhillips	32,155
1,980	Continental Resources, Inc. (b)	15,127
784	Devon Energy Corp.	5,417
466	Dorian LPG Ltd. (a)	4,059
811	EOG Resources, Inc.	29,131
1,495	EQT Corp.	10,570
778	Exxon Mobil Corp.	29,541
402	HollyFrontier Corp.	9,853
122	International Seaways, Inc.	2,915
317	Kosmos Energy Ltd.	284
287	Magnolia Oil & Gas Corp., Class A (a)	1,148
1,500	Marathon Oil Corp.	4,935
1,127	Marathon Petroleum Corp.	26,620
100	Matador Resources Co. (a)	248
760	Murphy Oil Corp. (b)	4,659
327	Noble Energy, Inc.	1,975
3,853	Northern Oil and Gas, Inc. (a)	2,555
2,766	Oasis Petroleum, Inc. (a)	968
1,318	Occidental Petroleum Corp.	15,262
431	Parsley Energy, Inc., Class A	2,470
58	PBF Energy, Inc., Class A	411
345	PDC Energy, Inc. (a)	2,142
993	Peabody Energy Corp.	2,880
609	Phillips 66	32,673
1,603	QEP Resources, Inc.	536
802	SM Energy Co.	978
3,738	Southwestern Energy Co. (a)	6,317
299	Talos Energy, Inc. (a)	1,719
100	Targa Resources Corp.	691
580	Valero Energy Corp.	26,309
973	W&T Offshore, Inc. (a)	1,654
83	World Fuel Services Corp.	2,090
1,483	WPX Energy, Inc. (a)	4,523
		354,598

	Paper & Forest Products — 0.1%
237	Domtar Corp.	5,129
122	Louisiana-Pacific Corp.	2,096
51	Neenah, Inc.	2,199
129	Schweitzer-Mauduit International, Inc.	3,589
		13,013

	Personal Products — 0.2%
361	Coty, Inc., Class A	1,863
66	Estee Lauder (The) Cos., Inc., Class A	10,516
86	Herbalife Nutrition Ltd. (a)	2,508
132	Nu Skin Enterprises, Inc., Class A	2,884

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Personal Products (Continued)
23	USANA Health Sciences, Inc. (a)	$1,329
		19,100

	Pharmaceuticals — 1.4%
220	Arvinas, Inc. (a)	8,866
217	Catalent, Inc. (a)	11,273
769	Endo International PLC (a)	2,845
450	Horizon Therapeutics PLC (a)	13,329
158	Intra-Cellular Therapies, Inc. (a)	2,429
136	Jazz Pharmaceuticals PLC (a)	13,565
811	Mylan N.V. (a)	12,092
50	MyoKardia, Inc. (a)	2,344
40	Pacira BioSciences, Inc. (a)	1,341
315	Perrigo Co. PLC	15,148
1,732	Pfizer, Inc.	56,533
27	Reata Pharmaceuticals, Inc., Class A (a)	3,897
210	Theravance Biopharma, Inc. (a)	4,853
103	Zoetis, Inc.	12,122
		160,637

	Professional Services — 0.7%
51	ASGN, Inc. (a)	1,801
67	CBIZ, Inc. (a)	1,402
43	Forrester Research, Inc. (a)	1,257
184	FTI Consulting, Inc. (a)	22,038
20	ICF International, Inc.	1,374
400	Kelly Services, Inc., Class A	5,076
46	Kforce, Inc.	1,176
171	Korn Ferry	4,159
168	ManpowerGroup, Inc.	8,902
194	Robert Half International, Inc.	7,323
317	TransUnion	20,979
72	TriNet Group, Inc. (a)	2,712
376	TrueBlue, Inc. (a)	4,798
		82,997

	Real Estate Management & Development — 0.4%
443	CBRE Group, Inc., Class A (a)	16,705
799	eXp World Holdings, Inc. (a)	6,759
86	Forestar Group, Inc. (a)	890
32	Howard Hughes (The) Corp. (a)	1,617
70	Jones Lang LaSalle, Inc.	7,069
97	Marcus & Millichap, Inc. (a)	2,629
268	Newmark Group, Inc., Class A	1,139
186	Realogy Holdings Corp.	560
343	Redfin Corp. (a)	5,289
40	RMR Group (The), Inc., Class A	1,079
		43,736

	Road & Rail — 1.3%
43	AMERCO	12,494
328	ArcBest Corp.	5,746
56	Avis Budget Group, Inc. (a)	778

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail (Continued)
344	Heartland Express, Inc.	$6,388
460	Hertz Global Holdings, Inc. (a)	2,843
70	J.B. Hunt Transport Services, Inc.	6,456
89	Kansas City Southern	11,319
568	Knight-Swift Transportation Holdings, Inc.	18,630
109	Landstar System, Inc.	10,449
421	Marten Transport Ltd.	8,639
322	Old Dominion Freight Line, Inc.	42,266
133	Ryder System, Inc.	3,516
59	Saia, Inc. (a)	4,339
332	Schneider National, Inc., Class B	6,421
249	Werner Enterprises, Inc.	9,029
		149,313

	Semiconductors & Semiconductor Equipment — 4.8%
51	Advanced Energy Industries, Inc. (a)	2,473
888	Advanced Micro Devices, Inc. (a)	40,386
416	Amkor Technology, Inc. (a)	3,241
890	Applied Materials, Inc.	40,780
43	Broadcom, Inc.	10,195
43	Brooks Automation, Inc.	1,311
38	Cabot Microelectronics Corp.	4,337
161	Diodes, Inc. (a)	6,542
346	Enphase Energy, Inc. (a)	11,172
325	Entegris, Inc.	14,550
279	FormFactor, Inc. (a)	5,605
218	Ichor Holdings Ltd. (a)	4,177
98	Inphi Corp. (a)	7,759
1,134	Intel Corp.	61,372
381	KLA Corp.	54,765
139	Lam Research Corp.	33,360
188	Lattice Semiconductor Corp. (a)	3,350
204	MACOM Technology Solutions Holdings, Inc. (a)	3,862
519	Microchip Technology, Inc.	35,188
1,262	Micron Technology, Inc. (a)	53,080
111	MKS Instruments, Inc.	9,041
69	Monolithic Power Systems, Inc.	11,555
115	NVIDIA Corp.	30,314
668	ON Semiconductor Corp. (a)	8,310
458	Photronics, Inc. (a)	4,699
18	Power Integrations, Inc.	1,590
35	Qorvo, Inc. (a)	2,822
35	Silicon Laboratories, Inc. (a)	2,989
337	Skyworks Solutions, Inc.	30,121
299	Teradyne, Inc.	16,197
386	Ultra Clean Holdings, Inc. (a)	5,327
79	Universal Display Corp.	10,411
392	Xperi Corp.	5,453
		536,334

	Software — 5.8%
108	ACI Worldwide, Inc. (a)	2,608

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
123	Adobe, Inc. (a)	$39,143
41	Alteryx, Inc., Class A (a)	3,902
233	Anaplan, Inc. (a)	7,051
264	ANSYS, Inc. (a)	61,372
50	Appfolio, Inc., Class A (a)	5,547
34	Aspen Technology, Inc. (a)	3,232
296	Autodesk, Inc. (a)	46,206
111	Avalara, Inc. (a)	8,281
68	Bottomline Technologies DE, Inc. (a)	2,492
75	CDK Global, Inc.	2,464
240	Ceridian HCM Holding, Inc. (a)	12,017
111	Coupa Software, Inc. (a)	15,510
275	DocuSign, Inc. (a)	25,410
217	Ebix, Inc.	3,294
59	Envestnet, Inc. (a)	3,173
23	Everbridge, Inc. (a)	2,446
54	Fair Isaac Corp. (a)	16,615
110	Five9, Inc. (a)	8,411
635	Fortinet, Inc. (a)	64,243
26	HubSpot, Inc. (a)	3,463
87	j2 Global, Inc.	6,512
147	LivePerson, Inc. (a)	3,344
102	Manhattan Associates, Inc. (a)	5,082
86	Microsoft Corp.	13,563
42	Mimecast Ltd. (a)	1,483
155	Model N, Inc. (a)	3,443
914	Nuance Communications, Inc. (a)	15,337
59	Palo Alto Networks, Inc. (a)	9,674
256	Paycom Software, Inc. (a)	51,715
169	Paylocity Holding Corp. (a)	14,926
101	Q2 Holdings, Inc. (a)	5,965
97	Rapid7, Inc. (a)	4,203
121	RingCentral, Inc., Class A (a)	25,641
153	SailPoint Technologies Holding, Inc. (a)	2,329
48	ServiceNow, Inc. (a)	13,756
272	Smartsheet, Inc., Class A (a)	11,291
453	Splunk, Inc. (a)	57,182
65	SPS Commerce, Inc. (a)	3,023
265	SS&C Technologies Holdings, Inc.	11,612
101	SVMK, Inc. (a)	1,364
78	Trade Desk (The), Inc., Class A (a)	15,054
54	Tyler Technologies, Inc. (a)	16,014
70	Varonis Systems, Inc. (a)	4,457
147	Verint Systems, Inc. (a)	6,321
53	Zendesk, Inc. (a)	3,392
		643,563

	Specialty Retail — 2.6%
285	Aaron’s, Inc.	6,492
524	Abercrombie & Fitch Co., Class A	4,763
25	Advance Auto Parts, Inc.	2,333
83	America’s Car-Mart, Inc. (a)	4,677
614	American Eagle Outfitters, Inc.	4,881

Shares	Description	Value
	Common Stocks (Continued)
	Specialty Retail (Continued)
32	Asbury Automotive Group, Inc. (a)	$1,767
419	AutoNation, Inc. (a)	11,757
34	AutoZone, Inc. (a)	28,764
464	Best Buy Co., Inc.	26,448
203	Boot Barn Holdings, Inc. (a)	2,625
210	Buckle (The), Inc. (b)	2,879
71	Burlington Stores, Inc. (a)	11,251
98	Carvana Co. (a)	5,399
87	Children’s Place (The), Inc. (b)	1,702
460	Designer Brands, Inc., Class A	2,291
146	Dick’s Sporting Goods, Inc.	3,104
64	Five Below, Inc. (a)	4,504
321	Floor & Decor Holdings, Inc., Class A (a)	10,301
522	Foot Locker, Inc.	11,510
1,152	Gap (The), Inc.	8,110
189	Genesco, Inc. (a)	2,521
72	Group 1 Automotive, Inc.	3,187
224	L Brands, Inc.	2,589
62	Lithia Motors, Inc., Class A	5,071
446	Michaels (The) Cos., Inc. (a) (b)	723
31	Murphy USA, Inc. (a)	2,615
168	National Vision Holdings, Inc. (a)	3,263
93	O’Reilly Automotive, Inc. (a)	27,998
2,633	Office Depot, Inc.	4,318
406	Penske Automotive Group, Inc.	11,368
187	Rent-A-Center, Inc.	2,644
42	RH (a)	4,220
350	Ross Stores, Inc.	30,440
296	Sally Beauty Holdings, Inc. (a)	2,392
250	Signet Jewelers Ltd.	1,613
184	Sleep Number Corp. (a)	3,525
233	Sonic Automotive, Inc., Class A	3,094
325	Urban Outfitters, Inc. (a)	4,628
222	Williams-Sonoma, Inc.	9,439
210	Zumiez, Inc. (a)	3,637
		284,843

	Technology Hardware, Storage & Peripherals — 0.6%
159	Dell Technologies, Inc., Class C (a)	6,289
512	Diebold Nixdorf, Inc. (a)	1,802
3,425	Hewlett Packard Enterprise Co.	33,257
463	NCR Corp. (a)	8,195
237	Pure Storage, Inc., Class A (a)	2,915
553	Xerox Holdings Corp.	10,474
		62,932

	Textiles, Apparel & Luxury Goods — 0.5%
75	Carter’s, Inc.	4,930
41	Columbia Sportswear Co.	2,861
216	Crocs, Inc. (a)	3,670
48	Deckers Outdoor Corp. (a)	6,432
269	G-III Apparel Group Ltd. (a)	2,071

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
1,097	Hanesbrands, Inc.	$8,633
94	Levi Strauss & Co., Class A (b)	1,169
72	Oxford Industries, Inc.	2,611
194	PVH Corp.	7,302
139	Ralph Lauren Corp.	9,289
283	Skechers U.S.A., Inc., Class A (a)	6,718
107	Wolverine World Wide, Inc.	1,626
		57,312

	Thrifts & Mortgage Finance — 0.7%
119	Axos Financial, Inc. (a)	2,158
106	Columbia Financial, Inc. (a)	1,526
235	Essent Group Ltd.	6,190
65	Federal Agricultural Mortgage Corp., Class C	3,616
142	Flagstar Bancorp, Inc.	2,816
160	HomeStreet, Inc.	3,557
179	Meridian Bancorp, Inc.	2,008
248	Meta Financial Group, Inc.	5,387
1,438	MGIC Investment Corp.	9,131
1,017	New York Community Bancorp, Inc.	9,550
218	NMI Holdings, Inc., Class A (a)	2,531
106	Northfield Bancorp, Inc.	1,186
108	Northwest Bancshares, Inc.	1,250
213	PennyMac Financial Services, Inc.	4,709
220	Provident Financial Services, Inc.	2,829
810	Radian Group, Inc.	10,490
208	TrustCo Bank Corp. NY	1,125
112	Walker & Dunlop, Inc.	4,510
50	Washington Federal, Inc.	1,298
		75,867

	Tobacco — 0.1%
127	Universal Corp.	5,615
539	Vector Group Ltd.	5,077
		10,692

	Trading Companies & Distributors — 1.3%
429	Air Lease Corp.	9,498
54	Applied Industrial Technologies, Inc.	2,469
170	Beacon Roofing Supply, Inc. (a)	2,812
251	BMC Stock Holdings, Inc. (a)	4,450
182	DXP Enterprises, Inc. (a)	2,231
1,103	Fastenal Co.	34,469
373	Foundation Building Materials, Inc. (a)	3,838
87	GATX Corp.	5,443
266	GMS, Inc. (a)	4,184
162	H&E Equipment Services, Inc.	2,378
304	HD Supply Holdings, Inc. (a)	8,643
74	Herc Holdings, Inc. (a)	1,514
27	Kaman Corp.	1,039

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
529	MRC Global, Inc. (a)	$2,253
74	MSC Industrial Direct Co., Inc., Class A	4,068
642	NOW, Inc. (a)	3,313
195	Rush Enterprises, Inc., Class A	6,224
100	SiteOne Landscape Supply, Inc. (a)	7,362
225	Triton International Ltd.	5,821
98	United Rentals, Inc. (a)	10,084
40	W.W. Grainger, Inc.	9,940
23	Watsco, Inc.	3,635
152	WESCO International, Inc. (a)	3,473
		139,141

	Transportation Infrastructure — 0.0%
169	Macquarie Infrastructure Corp.	4,267

	Wireless Telecommunication Services — 0.1%
355	Telephone & Data Systems, Inc.	5,950
250	United States Cellular Corp. (a)	7,322
		13,272

	Total Common Stocks — 100.0%	11,095,343
	(Cost $15,132,028)

	Money Market Funds — 1.2%
101,433	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.24% (c) (d)	101,433
35,245	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.12% (c)	35,245
	Total Money Market Funds — 1.2%	136,678
	(Cost $136,678)

	Total Investments — 101.2%	11,232,021
	(Cost $15,268,706) (e)
	Net Other Assets and Liabilities — (1.2)%	(132,127)
	Net Assets — 100.0%	$11,099,894

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $98,923 and the total value of the collateral held by the Fund is $101,433.
(c)	Rate shown reflects yield as of March 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $329,962 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,366,647. The net unrealized depreciation was $4,036,685.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,095,343	$—	$—
Money Market Funds	136,678	—	—
Total Investments	$11,232,021	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
March 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 101.0%

$3,704,500	U.S. Treasury Bill	(a)	04/30/20	$3,704,365
3,704,500	U.S. Treasury Bill	(a)	05/07/20	3,704,301
3,704,500	U.S. Treasury Bill	(a)	05/14/20	3,704,201
3,705,500	U.S. Treasury Bill	(a)	05/21/20	3,705,217
3,705,500	U.S. Treasury Bill	(a)	05/28/20	3,705,119
3,705,500	U.S. Treasury Bill	(a)	06/04/20	3,705,088
3,705,500	U.S. Treasury Bill	(a)	06/11/20	3,704,904
3,705,500	U.S. Treasury Bill	(a)	06/18/20	3,704,836
3,705,500	U.S. Treasury Bill	(a)	06/25/20	3,705,006

	Total Investments — 101.0%			33,343,037
	(Cost $33,348,465) (b)
	Net Other Assets and Liabilities — (1.0)%			(324,678)
	Net Assets — 100.0%			$33,018,359

1

(a)	Zero coupon security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,428. The net unrealized depreciation was $5,428.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$—	$33,343,037	$—

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 4.5%
5,002	Boeing (The) Co.	$745,998
11,476	United Technologies Corp.	1,082,531
		1,828,529

	Banks — 2.8%
12,489	JPMorgan Chase & Co.	1,124,385

	Beverages — 3.4%
31,431	Coca-Cola (The) Co.	1,390,822

	Capital Markets — 2.9%
7,600	Goldman Sachs Group (The), Inc.	1,174,884

	Chemicals — 2.3%
32,086	Dow, Inc.	938,195

	Communications Equipment — 3.7%
37,754	Cisco Systems, Inc.	1,484,110

	Consumer Finance — 2.9%
13,715	American Express Co.	1,174,141

	Diversified Telecommunication Services — 3.7%
28,120	Verizon Communications, Inc.	1,510,888

	Entertainment — 2.8%
11,681	Walt Disney (The) Co.	1,128,384

	Food & Staples Retailing — 7.3%
29,552	Walgreens Boots Alliance, Inc.	1,352,004
14,207	Walmart, Inc.	1,614,199
		2,966,203

	Health Care Providers & Services — 3.7%
5,995	UnitedHealth Group, Inc.	1,495,033

	Hotels, Restaurants & Leisure — 3.6%
8,677	McDonald’s Corp.	1,434,742

	Household Products — 3.7%
13,634	Procter & Gamble (The) Co.	1,499,740

	Industrial Conglomerates — 3.4%
10,125	3M Co.	1,382,164

	Insurance — 3.1%
12,602	Travelers (The) Cos., Inc.	1,252,009

	IT Services — 7.2%
12,751	International Business Machines Corp.	1,414,468
9,238	Visa, Inc., Class A	1,488,427
		2,902,895

	Machinery — 3.4%
11,755	Caterpillar, Inc.	1,364,050

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 4.9%
14,488	Chevron Corp.	$1,049,801
24,689	Exxon Mobil Corp.	937,441
		1,987,242

	Pharmaceuticals — 11.2%
12,087	Johnson & Johnson	1,584,968
19,166	Merck & Co., Inc.	1,474,632
44,605	Pfizer, Inc.	1,455,907
		4,515,507

	Semiconductors & Semiconductor Equipment — 4.0%
29,595	Intel Corp.	1,601,681

	Software — 4.3%
11,073	Microsoft Corp.	1,746,323

	Specialty Retail — 3.7%
7,994	Home Depot (The), Inc.	1,492,560

	Technology Hardware, Storage & Peripherals — 3.9%
6,207	Apple, Inc.	1,578,378

	Textiles, Apparel & Luxury Goods — 3.6%
17,485	NIKE, Inc., Class B	1,446,709

	Total Investments — 100.0%	40,419,574
	(Cost $45,285,231) (a)
	Net Other Assets and Liabilities — 0.0%	13,987
	Net Assets — 100.0%	$40,433,561

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $77,493 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,943,150. The net unrealized depreciation was $4,865,657.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$40,419,574	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 3.5%
1,402	General Dynamics Corp.	$185,499
2,640	HEICO Corp.	196,970
1,392	Lockheed Martin Corp.	471,818
871	Northrop Grumman Corp.	263,521
1,151	Teledyne Technologies, Inc. (a)	342,158
1,111	TransDigm Group, Inc.	355,731
		1,815,697

	Airlines — 0.4%
12,049	American Airlines Group, Inc.	146,877
1,981	United Airlines Holdings, Inc. (a)	62,501
		209,378

	Automobiles — 2.3%
73,934	Ford Motor Co.	357,101
4,333	General Motors Co.	90,040
1,392	Tesla, Inc. (a)	729,408
		1,176,549

	Beverages — 0.9%
4,149	Brown-Forman Corp., Class B	230,311
5,523	Coca-Cola (The) Co.	244,393
		474,704

	Biotechnology — 5.7%
4,183	BioMarin Pharmaceutical, Inc. (a)	353,464
3,321	Exact Sciences Corp. (a)	192,618
10,114	Sarepta Therapeutics, Inc. (a)	989,351
12,334	Seattle Genetics, Inc. (a)	1,423,097
		2,958,530

	Building Products — 0.8%
2,642	Allegion PLC	243,117
6,207	Johnson Controls International PLC	167,341
		410,458

	Capital Markets — 4.2%
6,672	KKR & Co., Inc., Class A	156,592
985	MarketAxess Holdings, Inc.	327,581
2,454	Moody’s Corp.	519,021
2,288	MSCI, Inc.	661,141
2,041	S&P Global, Inc.	500,147
		2,164,482

	Chemicals — 1.2%
967	Air Products and Chemicals, Inc.	193,023
4,046	CF Industries Holdings, Inc.	110,051
5,878	Mosaic (The) Co.	63,600
518	Sherwin-Williams (The) Co.	238,031
		604,705

	Commercial Services & Supplies — 1.2%
1,168	Cintas Corp.	202,321

Shares	Description	Value
	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
6,015	Copart, Inc. (a)	$412,148
		614,469

	Communications Equipment — 0.2%
5,997	Juniper Networks, Inc.	114,783

	Consumer Finance — 0.2%
2,585	Discover Financial Services	92,207

	Containers & Packaging — 0.7%
5,871	Ball Corp.	379,619

	Distributors — 0.3%
2,689	Genuine Parts Co.	181,050

	Diversified Financial Services — 1.0%
1,461	Berkshire Hathaway, Inc., Class B (a)	267,115
18,676	Equitable Holdings, Inc.	269,868
		536,983

	Diversified Telecommunication Services — 0.5%
5,071	Verizon Communications, Inc.	272,465

	Electric Utilities — 4.7%
4,251	Duke Energy Corp.	343,821
5,694	Edison International	311,974
3,027	Entergy Corp.	284,447
5,714	Evergy, Inc.	314,556
4,719	Eversource Energy	369,073
6,942	FirstEnergy Corp.	278,166
1,119	NextEra Energy, Inc.	269,254
3,461	Pinnacle West Capital Corp.	262,309
		2,433,600

	Electronic Equipment, Instruments & Components — 0.5%
2,659	CDW Corp.	248,005

	Energy Equipment & Services — 0.1%
5,928	National Oilwell Varco, Inc.	58,272

	Entertainment — 0.9%
2,943	Live Nation Entertainment, Inc. (a)	133,789
896	Netflix, Inc. (a)	336,448
		470,237

	Equity Real Estate Investment Trusts — 10.4%
1,932	Alexandria Real Estate Equities, Inc.	264,800
2,643	American Tower Corp.	575,513
1,529	AvalonBay Communities, Inc.	225,023
2,449	Boston Properties, Inc.	225,871
2,962	Camden Property Trust	234,709
1,406	Crown Castle International Corp.	203,026

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
7,901	Equity LifeStyle Properties, Inc.	$454,150
3,975	Equity Residential	245,297
942	Essex Property Trust, Inc.	207,466
6,656	Extra Space Storage, Inc.	637,379
2,289	Federal Realty Investment Trust	170,782
2,493	Mid-America Apartment Communities, Inc.	256,854
992	Public Storage	197,021
3,065	SBA Communications Corp.	827,458
1,446	Simon Property Group, Inc.	79,328
11,281	UDR, Inc.	412,208
4,972	Vornado Realty Trust	180,036
		5,396,921

	Food & Staples Retailing — 1.4%
837	Costco Wholesale Corp.	238,654
3,778	Sysco Corp.	172,390
2,673	Walmart, Inc.	303,706
		714,750

	Food Products — 1.4%
2,577	Beyond Meat, Inc. (a)	171,628
4,128	Campbell Soup Co.	190,549
4,888	Kraft Heinz (The) Co.	120,929
1,624	McCormick & Co., Inc.	229,325
		712,431

	Health Care Equipment & Supplies — 8.0%
1,273	ABIOMED, Inc. (a)	184,789
1,622	Danaher Corp.	224,501
12,823	DENTSPLY SIRONA, Inc.	497,917
6,615	DexCom, Inc. (a)	1,781,221
1,279	Edwards Lifesciences Corp. (a)	241,245
1,680	IDEXX Laboratories, Inc. (a)	406,963
460	Intuitive Surgical, Inc. (a)	227,797
2,953	Medtronic PLC	266,301
2,057	West Pharmaceutical Services, Inc.	313,178
		4,143,912

	Health Care Providers & Services — 0.4%
2,921	DaVita, Inc. (a)	222,171

	Health Care Technology — 0.6%
2,171	Veeva Systems, Inc., Class A (a)	339,479

	Hotels, Restaurants & Leisure — 1.6%
1,156	Domino’s Pizza, Inc.	374,625
1,159	McDonald’s Corp.	191,641
6,049	MGM Resorts International	71,378
2,669	Yum! Brands, Inc.	182,906
		820,550

Shares	Description	Value
	Common Stocks (Continued)
	Household Durables — 1.7%
1,265	Mohawk Industries, Inc. (a)	$96,444
42,094	Newell Brands, Inc.	559,008
88	NVR, Inc. (a)	226,082
		881,534

	Independent Power and Renewable Electricity Producers — 0.2%
6,076	Vistra Energy Corp.	96,973

	Industrial Conglomerates — 1.0%
63,266	General Electric Co.	502,332

	Insurance — 6.8%
5,688	Aflac, Inc.	194,757
601	Alleghany Corp.	331,962
2,613	Allstate (The) Corp.	239,691
8,643	American International Group, Inc.	209,593
6,856	Arch Capital Group Ltd. (a)	195,122
2,035	Chubb Ltd.	227,289
6,741	Cincinnati Financial Corp.	508,609
6,633	Fidelity National Financial, Inc.	165,029
5,287	Hartford Financial Services Group (The), Inc.	186,314
5,422	Loews Corp.	188,848
424	Markel Corp. (a)	393,425
1,754	Prudential Financial, Inc.	91,454
1,745	Reinsurance Group of America, Inc.	146,824
9,212	W.R. Berkley Corp.	480,590
		3,559,507

	Interactive Media & Services — 0.4%
17,781	Snap, Inc., Class A (a)	211,416

	Internet & Direct Marketing Retail — 0.2%
2,056	Expedia Group, Inc.	115,691

	IT Services — 6.5%
4,396	Booz Allen Hamilton Holding Corp.	301,741
1,575	EPAM Systems, Inc. (a)	292,414
2,648	Fiserv, Inc. (a)	251,533
1,573	Global Payments, Inc.	226,874
1,905	Mastercard, Inc., Class A	460,172
3,606	Okta, Inc. (a)	440,870
3,955	Square, Inc., Class A (a)	207,163
7,171	Twilio, Inc., Class A (a)	641,733
1,762	VeriSign, Inc. (a)	317,319
1,553	Visa, Inc., Class A	250,219
		3,390,038

	Life Sciences Tools & Services — 0.4%
851	Illumina, Inc. (a)	232,425

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Media — 3.9%
7,387	Altice USA, Inc., Class A (a)	$164,656
1,301	Charter Communications, Inc., Class A (a)	567,639
11,718	Liberty Broadband Corp., Class C (a)	1,297,417
		2,029,712

	Metals & Mining — 0.4%
4,690	Newmont Corp.	212,363

	Mortgage Real Estate Investment Trusts — 0.8%
20,461	AGNC Investment Corp.	216,478
35,933	Annaly Capital Management, Inc.	182,180
		398,658

	Multi-Utilities — 2.1%
3,393	CMS Energy Corp.	199,338
3,993	Consolidated Edison, Inc.	311,454
12,874	NiSource, Inc.	321,464
5,635	Public Service Enterprise Group, Inc.	253,068
		1,085,324

	Oil, Gas & Consumable Fuels — 1.4%
2,195	Chevron Corp.	159,050
5,203	Devon Energy Corp.	35,953
3,807	Exxon Mobil Corp.	144,552
6,270	Hess Corp.	208,791
12,873	Kinder Morgan, Inc.	179,192
3,875	Targa Resources Corp.	26,776
		754,314

	Personal Products — 0.4%
1,420	Estee Lauder (The) Cos., Inc., Class A	226,263

	Pharmaceuticals — 1.3%
2,284	Johnson & Johnson	299,501
12,837	Mylan N.V. (a)	191,399
1,823	Zoetis, Inc.	214,549
		705,449

	Professional Services — 1.6%
1,082	CoStar Group, Inc. (a)	635,361
1,416	Verisk Analytics, Inc.	197,362
		832,723

	Road & Rail — 1.2%
6,024	Lyft, Inc., Class A (a)	161,744
1,900	Old Dominion Freight Line, Inc.	249,394
7,580	Uber Technologies, Inc. (a)	211,634
		622,772

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 1.6%
18,686	Marvell Technology Group Ltd.	$422,864
2,778	QUALCOMM, Inc.	187,932
1,664	Universal Display Corp.	219,282
		830,078

	Software — 13.1%
935	Adobe, Inc. (a)	297,554
1,199	ANSYS, Inc. (a)	278,732
2,968	Autodesk, Inc. (a)	463,305
3,698	Cadence Design Systems, Inc. (a)	244,216
3,504	Citrix Systems, Inc.	495,991
1,716	Fair Isaac Corp. (a)	527,996
11,950	NortonLifeLock, Inc.	223,584
1,441	Paycom Software, Inc. (a)	291,096
4,950	RingCentral, Inc., Class A (a)	1,048,955
2,068	ServiceNow, Inc. (a)	592,647
4,924	Splunk, Inc. (a)	621,557
2,447	Synopsys, Inc. (a)	315,149
1,502	Trade Desk (The), Inc., Class A (a)	289,886
5,003	Workday, Inc., Class A (a)	651,491
7,448	Zscaler, Inc. (a)	453,285
		6,795,444

	Specialty Retail — 1.0%
246	AutoZone, Inc. (a)	208,116
1,195	Burlington Stores, Inc. (a)	189,360
805	Home Depot (The), Inc.	150,301
		547,777

	Technology Hardware, Storage & Peripherals — 0.7%
824	Apple, Inc.	209,535
3,263	Western Digital Corp.	135,806
		345,341

	Total Common Stocks — 99.8%	51,942,541
	(Cost $64,831,310)

	Money Market Funds — 0.1%
43,859	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.12% (b)	43,859
	(Cost $43,859)

	Total Investments — 99.9%	51,986,400
	(Cost $64,875,169) (c)
	Net Other Assets and Liabilities — 0.1%	27,728
	Net Assets — 100.0%	$52,014,128

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $557,503 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,446,272. The net unrealized depreciation was $12,888,769.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$51,942,541	$—	$—
Money Market Funds	43,859	—	—
Total Investments	$51,986,400	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq® and NASDAQ AlphaDEX® Total US Market Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Nasdaq® and Nasdaq Dorsey Wright People's Portfolio Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.